Putnam Premier Income Trust
The fund's portfolio
10/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (89.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$180,236	$206,621
5.00%, with due dates from 5/20/49 to 3/20/50	522,103	588,492
4.50%, with due dates from 10/20/49 to 1/20/50	384,789	429,272
4.00%, TBA, 11/1/50	9,000,000	9,572,695
4.00%, with due dates from 8/20/49 to 1/20/50	433,453	482,478
3.50%, with due dates from 8/20/49 to 3/20/50	1,595,017	1,752,966

		13,032,524
U.S. Government Agency Mortgage Obligations (86.3%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	280,729	312,536
4.50%, 5/1/49	126,434	139,937
Uniform Mortgage-Backed Securities
5.50%, TBA, 11/1/50	5,000,000	5,558,594
4.50%, TBA, 11/1/50	5,000,000	5,407,031
4.00%, TBA, 12/1/50	31,000,000	33,115,508
4.00%, TBA, 11/1/50	64,000,000	68,337,498
3.50%, TBA, 12/1/50	40,000,000	42,254,688
3.50%, TBA, 11/1/50	79,000,000	83,412,893
2.50%, TBA, 11/1/50	50,000,000	52,101,560
2.00%, TBA, 12/1/50	5,000,000	5,144,531
2.00%, TBA, 11/1/50	87,000,000	89,725,545
1.50%, TBA, 12/1/50	21,000,000	21,096,797
1.50%, TBA, 11/1/50	15,000,000	15,100,782

		421,707,900

Total U.S. government and agency mortgage obligations (cost $434,504,307)		$434,740,424

U.S. TREASURY OBLIGATIONS (0.5%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.375%, 2/29/24(i)	$271,000	$291,414
2.25%, 7/31/21(i)	94,000	95,999
2.125%, 12/31/22(i)	135,000	141,668
2.125%, 6/30/21(i)	539,000	549,943
1.875%, 2/28/22(i)	1,307,000	1,341,100

Total U.S. treasury obligations (cost $2,420,124)		$2,420,124

MORTGAGE-BACKED SECURITIES (43.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (22.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.196%, 4/15/37	$54,363	$100,571
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.253%, 11/15/35	112,292	199,880
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.502%, 4/15/40	2,793,471	269,626
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 9/25/50	14,581,698	2,934,567
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.052%, 12/15/47	4,497,585	539,710
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 8/15/56	7,932,392	2,006,657
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 4/15/47	1,960,751	352,793
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 1/25/50	14,022,075	2,139,717
REMICs Ser. 4813, IO, 5.50%, 8/15/48	4,251,539	869,183
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	2,891,513	433,727
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	11,905,253	1,888,425
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,550,267	189,117
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	845,366	91,261
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,312,076	133,050
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	2,445,087	235,280
REMICs Ser. 4425, IO, 4.00%, 1/15/45	3,006,781	317,245
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	3,226,854	494,012
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	2,118,464	249,682
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	1,726,985	23,675
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	6,489,511	465,168
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	4,061,572	214,557
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	1,086,432	64,078
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	2,187,498	41,434
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,200,756	91,099
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,132,508	73,035
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	5,029,590	405,204
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,302,636	145,987
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	886,572	29,044
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	877,188	3,535
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.381%, 7/25/43(WAC)	2,037,948	20,379
REMICs Ser. 3326, Class WF, zero %, 10/15/35	1,951	1,757
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.005%, 7/25/36	77,411	148,630
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.653%, 6/25/37	86,795	152,760
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.736%, 2/25/38	65,086	90,671
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.802%, 8/25/35	59,688	83,911
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.006%, 11/25/34	75,557	90,669
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.301%, 4/25/42	1,582,374	273,072
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.251%, 4/25/40	1,267,377	264,221
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.101%, 3/25/48	6,591,406	1,179,862
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.001%, 5/25/47	14,510,813	2,628,924
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.001%, 10/25/41	506,035	34,034
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,484,629	737,083
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	3,297,215	619,668
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	415,292	3,988
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.951%, 12/25/46	5,176,524	1,052,678
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.951%, 5/25/39	16,932,341	3,404,620
REMICs FRB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.901%, 3/25/50	9,315,490	1,962,401
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.901%, 8/25/49	7,994,723	1,198,905
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.851%, 11/25/49	16,467,188	2,305,406
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.801%, 2/25/43	3,917,538	816,732
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.751%, 10/25/41	3,498,258	588,405
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	152,376	25,247
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	5,447,670	1,052,272
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	464,314	77,697
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	78	—
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	689,311	128,667
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	3,111,197	124,448
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	2,276,796	219,719
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	1,260,900	46,212
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,928,724	144,433
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	6,092,171	845,484
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,588,587	180,082
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	1,317,998	137,388
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	1,327,248	106,180
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,546,268	97,800
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,249,075	63,653
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,541,098	73,070
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,821,472	97,474
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,061,220	26,998
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	1,330,916	28,215
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	6,704	6,101
Government National Mortgage Association
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.149%, 9/20/50	10,281,610	2,252,896
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 6.029%, 4/20/44	7,102,106	1,528,046
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.999%, 7/20/50	10,200,051	1,507,192
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.999%, 1/20/49	8,679,384	1,332,675
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.999%, 9/20/43	821,157	166,030
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.949%, 8/20/49	12,907,308	2,075,237
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.949%, 7/20/49	12,570,627	1,843,357
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.899%, 2/20/50	1,900,565	212,029
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.899%, 1/20/50	6,443,162	1,091,103
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.899%, 12/20/49	7,678,142	1,112,740
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.899%, 9/20/49	12,890,965	2,166,381
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.899%, 8/20/49	889,257	116,453
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.899%, 6/20/49	804,755	91,250
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.799%, 7/20/40	7,989,514	1,429,508
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.449%, 8/20/44	3,353,405	623,756
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,491,075	265,829
Ser. 16-42, IO, 5.00%, 2/20/46	3,851,798	660,672
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	4,581,501	570,443
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	6,419,928	1,154,303
Ser. 14-76, IO, 5.00%, 5/20/44	1,501,861	247,125
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,145,354	203,300
Ser. 12-146, IO, 5.00%, 12/20/42	1,047,017	191,897
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,527,671	269,223
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,084,056	191,416
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	4,919,197	908,526
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,535,429	449,836
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	5,079,784	925,003
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	913,604	161,394
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	3,926,531	537,033
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	2,082,872	286,007
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	3,507,452	442,676
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,320,566	194,649
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,554,693	292,780
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	2,106,110	369,925
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	2,547,469	275,942
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	2,082,613	312,646
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	422,391	34,552
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,859,618	302,826
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	2,115,523	188,276
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	3,447,762	536,955
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,911,315	297,465
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	2,165,251	326,388
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,300,080	199,952
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,245,215	227,302
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,464,710	87,517
Ser. 16-29, IO, 4.00%, 2/16/46	1,859,373	289,833
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	4,600,783	632,240
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,100,064	558,012
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	3,121,787	381,226
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	2,747,694	288,068
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	8,447,704	1,048,865
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	6,139,429	337,036
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	1,018,651	141,896
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	4,017,949	277,382
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,019,397	131,301
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	902,745	130,191
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	2,343,780	319,618
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	1,934,760	86,438
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	1,148,844	37,246
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	2,609,445	339,228
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	3,473,248	241,530
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	3,468,727	254,053
Ser. 13-76, IO, 3.50%, 5/20/43	3,280,597	375,596
Ser. 13-28, IO, 3.50%, 2/20/43	969,210	72,594
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,551,186	144,276
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	2,360,156	202,265
Ser. 13-14, IO, 3.50%, 12/20/42	4,598,783	372,915
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	973,918	83,699
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	2,540,075	390,539
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	3,391,282	537,488
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	3,663,374	542,801
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,513,496	248,441
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	3,220,535	214,502
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,468,700	225,466
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	2,177,920	57,253
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	5,962,671	397,472
Ser. 16-H03, Class AI, IO, 3.323%, 1/20/66	7,513,788	617,461
Ser. 16-H02, Class HI, IO, 3.042%, 1/20/66	9,722,938	807,976
Ser. 15-H10, Class BI, IO, 3.027%, 4/20/65	5,682,755	485,046
Ser. 18-H15, Class KI, IO, 3.013%, 8/20/68	8,033,358	870,382
Ser. 16-H09, Class BI, IO, 2.96%, 4/20/66	10,028,897	880,296
Ser. 16-H10, Class AI, IO, 2.871%, 4/20/66	17,008,270	1,112,409
Ser. 17-H16, Class JI, IO, 2.853%, 8/20/67	18,804,861	2,165,812
Ser. 16-H18, Class QI, IO, 2.847%, 6/20/66	6,502,024	680,879
Ser. 17-H16, Class FI, IO, 2.747%, 8/20/67	6,919,850	668,582
Ser. 17-H12, Class QI, IO, 2.664%, 5/20/67	8,226,494	799,615
Ser. 16-H06, Class CI, IO, 2.627%, 2/20/66	10,665,163	657,657
Ser. 16-H23, Class NI, IO, 2.617%, 10/20/66	25,777,256	2,515,860
Ser. 15-H15, Class BI, IO, 2.585%, 6/20/65	4,896,919	398,124
Ser. 18-H05, Class BI, IO, 2.552%, 2/20/68	9,799,506	1,148,380
Ser. 18-H05, Class AI, IO, 2.531%, 2/20/68	5,793,757	686,198
Ser. 16-H17, Class KI, IO, 2.519%, 7/20/66	4,690,797	449,791
Ser. 16-H22, Class AI, IO, 2.502%, 10/20/66	9,262,778	905,205
Ser. 16-H16, Class EI, IO, 2.495%, 6/20/66(WAC)	6,878,282	638,305
Ser. 17-H16, Class IH, IO, 2.421%, 7/20/67	12,764,221	1,009,982
Ser. 18-H02, Class EI, IO, 2.371%, 1/20/68	14,122,162	1,654,941
Ser. 17-H02, Class BI, IO, 2.352%, 1/20/67	6,031,641	607,718
Ser. 16-H06, Class DI, IO, 2.328%, 7/20/65	11,731,639	831,363
Ser. 17-H08, Class NI, IO, 2.291%, 3/20/67	11,981,943	1,102,339
Ser. 17-H06, Class BI, IO, 2.258%, 2/20/67	9,176,016	909,173
Ser. 18-H03, Class XI, IO, 2.249%, 2/20/68	9,431,258	1,021,405
Ser. 15-H24, Class AI, IO, 2.205%, 9/20/65	7,058,447	589,373
Ser. 15-H20, Class CI, IO, 2.19%, 8/20/65	8,705,912	808,771
Ser. 17-H09, IO, 2.186%, 4/20/67	11,548,052	958,719
Ser. 17-H16, Class IG, IO, 2.131%, 7/20/67	17,106,803	1,318,986
Ser. 17-H19, Class MI, IO, 2.059%, 4/20/67	4,597,847	446,451
Ser. 16-H03, Class DI, IO, 2.029%, 12/20/65	7,992,526	582,951
Ser. 17-H11, Class DI, IO, 1.938%, 5/20/67	8,660,816	844,230
Ser. 15-H25, Class EI, IO, 1.865%, 10/20/65	6,492,482	519,399
Ser. 15-H20, Class AI, IO, 1.841%, 8/20/65	7,399,062	597,844
FRB Ser. 15-H08, Class CI, IO, 1.809%, 3/20/65	5,655,402	395,245
Ser. 15-H23, Class BI, IO, 1.765%, 9/20/65	8,460,242	627,750
Ser. 16-H24, Class CI, IO, 1.714%, 10/20/66	5,918,101	382,493
Ser. 16-H14, IO, 1.70%, 6/20/66	6,770,975	450,101
Ser. 13-H08, Class CI, IO, 1.654%, 2/20/63	9,203,807	399,445
Ser. 14-H21, Class BI, IO, 1.55%, 10/20/64	9,556,435	586,765
Ser. 15-H26, Class CI, IO, 0.535%, 8/20/65	13,290,659	182,082
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,679	2,411

		107,479,131
Commercial mortgage-backed securities (8.0%)
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	854,000	652,910
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	1,882,000	1,486,780
Ser. 05-PWR7, Class D, 5.264%, 2/11/41(WAC)	1,026,000	779,760
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	473,451	473,451
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.534%, 9/11/42(WAC)	828,000	445,634
FRB Ser. 06-PW11, Class B, 5.518%, 3/11/39 (In default)(NON)(WAC)	225,261	159,935
FRB Ser. 06-PW14, Class XW, IO, 0.555%, 12/11/38(WAC)	552,270	7,672
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.739%, 12/15/47(WAC)	1,068,000	994,928
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	2,275,000	2,031,054
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 4.927%, 4/10/47(WAC)	634,000	636,661
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.847%, 5/10/47(WAC)	682,000	518,320
FRB Ser. 12-CR3, Class E, 4.751%, 10/15/45(WAC)	791,000	426,764
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	1,755,510	543,360
FRB Ser. 14-CR19, Class D, 4.711%, 8/10/47(WAC)	810,000	707,009
FRB Ser. 18-COR3, Class D, 2.811%, 5/10/51(WAC)	771,000	562,559
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.884%, 12/15/39(WAC)	2,101,268	168
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	26,697	26,673
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	125,795	126,953
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.768%, 4/15/50(WAC)	1,390,000	920,196
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.594%, 11/10/46(WAC)	507,000	507,171
FRB Ser. 11-LC2A, Class D, 5.487%, 7/10/44(WAC)	789,000	736,760
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.402%, 2/10/46(WAC)	1,382,000	1,177,161
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	2,754,000	1,046,520
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	571,000	558,189
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.81%, 2/15/47(WAC)	2,670,000	1,363,708
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	1,277,000	874,230
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	1,265,000	927,080
FRB Ser. 14-C18, Class E, 4.31%, 2/15/47(WAC)	914,000	347,560
FRB Ser. 14-C25, Class D, 3.95%, 11/15/47(WAC)	1,854,000	1,284,418
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	849,637
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	680,000	630,985
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.167%, 4/15/46(WAC)	1,312,000	984,021
Ser. 13-LC11, Class B, 3.499%, 4/15/46	508,000	487,386
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.169%, 2/12/51(WAC)	757,000	272,520
FRB Ser. 11-C3, Class F, 5.707%, 2/15/46(WAC)	1,113,000	270,508
FRB Ser. 11-C4, Class C, 5.343%, 7/15/46(WAC)	514,000	508,300
FRB Ser. 12-C6, Class E, 5.152%, 5/15/45(WAC)	1,115,000	546,350
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,807,000	1,097,554
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	26,213	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	1,093,663	652,880
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.352%, 8/15/46(WAC)	1,900,000	432,250
FRB Ser. 15-C23, Class D, 4.145%, 7/15/50(WAC)	1,621,000	1,422,218
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	2,860,000	2,007,508
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	1,988,000	858,919
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	593,423
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	695,879	153,093
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	992,052	977,293
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 3.899%, 3/25/50	1,558,000	1,475,789
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,081,996	30,653
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	1,476,000	264,318
FRB Ser. 12-C4, Class D, 4.471%, 12/10/45(WAC)	749,000	380,693
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	651,000	630,914
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	113,757	80,768
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.275%, 7/15/46(WAC)	456,000	182,400
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	780,018
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	2,560,000	1,444,319
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45(WAC)	739,000	478,789
FRB Ser. 12-C10, Class D, 4.428%, 12/15/45(WAC)	1,141,000	410,778

		39,227,868
Residential mortgage-backed securities (non-agency) (13.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.339%, 5/25/47	835,105	420,261
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.247%, 9/25/35(WAC)	284,614	263,244
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.649%, 1/25/36	205,976	233,304
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.329%, 11/25/47	894,005	706,549
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.914%, 4/25/37(WAC)	291,757	283,969
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.499%, 3/25/37	2,278,070	2,095,425
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.507%, 6/25/46(WAC)	1,147,861	1,097,700
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.842%, 8/25/46	324,123	301,862
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.822%, 6/25/46	613,514	536,918
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 0.499%, 9/25/35	668,594	588,271
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.481%, 11/20/35	1,410,409	1,292,789
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.359%, 4/25/47	680,242	485,110
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 0.339%, 8/25/46	544,535	547,258
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 0.339%, 8/25/46	759,673	626,731
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.339%, 8/25/46	3,895,899	3,734,702
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 0.339%, 12/25/36	809,519	452,359
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B, (1 Month US LIBOR + 11.25%), 11.399%, 12/25/28	485,506	535,601
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.649%, 5/25/28	827,543	915,219
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.148%, 7/25/28	2,261,213	2,372,209
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.499%, 4/25/28	1,288,599	1,518,286
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.699%, 12/25/27	1,322,322	1,355,161
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.499%, 9/25/28	195,039	206,335
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.099%, 7/25/29	570,000	581,452
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.999%, 3/25/29	640,000	661,574
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.449%, 9/25/30	1,332,114	1,303,359
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (Secured Overnight Funding Rate + 11.50%), 11.587%, 10/25/50	491,000	514,476
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.399%, 4/25/49	298,000	274,357
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.149%, 10/25/48	327,000	292,770
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.899%, 1/25/49	315,000	286,995
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.649%, 3/25/49	252,000	236,250
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.149%, 8/25/50	966,000	1,040,865
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.149%, 7/25/50	1,027,000	1,096,323
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.299%, 7/25/49	342,000	291,571
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.899%, 9/25/48	389,000	307,630
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	687,183
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	346,000	344,351
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.399%, 10/25/48	1,548,000	1,445,445
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.049%, 9/25/48	420,000	390,649
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.849%, 12/25/30	1,313,000	1,224,771
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.799%, 1/25/49	390,145	383,851
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.599%, 3/25/49	280,406	276,025
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.499%, 2/25/49	369,199	362,632
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.449%, 10/25/48	304,200	295,645
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.899%, 10/25/28	238,720	280,685
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.399%, 9/25/28	2,306,848	2,717,071
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.899%, 10/25/28	1,292,027	1,528,388
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.899%, 8/25/28	837,484	986,957
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.899%, 1/25/29	269,131	304,645
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.399%, 1/25/29	268,317	301,052
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.399%, 4/25/29	398,555	423,385
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.049%, 10/25/28	1,453,569	1,531,865
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.849%, 4/25/28	2,318,160	2,454,345
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.699%, 4/25/28	285,789	299,735
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.649%, 9/25/29	1,459,000	1,488,844
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.149%, 7/25/25	319,129	328,363
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.999%, 10/25/29	2,039,000	2,059,754
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.649%, 12/25/30	699,000	655,496
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.599%, 5/25/30	180,000	174,997
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.599%, 2/25/30	110,000	107,250
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.399%, 1/25/31	630,000	585,999
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.149%, 5/25/25	41,587	41,885
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.749%, 1/25/30	427,000	403,073
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.699%, 7/25/30	1,490,000	1,378,250
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.149%, 10/25/29	2,121,496	2,139,119
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.999%, 11/25/29	263,017	262,608
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.949%, 2/25/30	193,427	192,418
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.649%, 5/25/30	833,573	822,794
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.399%, 7/25/30	126,101	124,202
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.249%, 3/25/31	174,058	169,767
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.249%, 9/25/31	578,000	556,329
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.399%, 1/25/40	459,000	358,947
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.599%, 7/25/31	115,715	114,702
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.199%, 1/25/40	920,000	899,678
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.459%, 5/25/37	867,350	753,824
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.667%, 5/19/35	494,983	256,097
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.349%, 6/25/37	807,668	388,298
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	730,000	722,700
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 2.663%, 2/26/37	705,607	635,190
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 0.944%, 8/25/35	199,337	195,103
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.999%, 7/25/28 (Bermuda)	2,230,000	2,113,402
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 5.899%, 4/25/27 (Bermuda)	550,000	548,670
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.849%, 3/25/28 (Bermuda)	620,000	594,464
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.359%, 8/25/36	840,513	798,487
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.329%, 1/25/37	876,321	766,432
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	1,033,000	1,130,538
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	815,000	816,756
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.372%, 12/25/35(WAC)	266,964	259,811
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 0.639%, 10/25/45	530,057	515,120
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 3.99%, 4/25/36(WAC)	210,229	207,075

		67,262,007

Total mortgage-backed securities (cost $236,298,516)		$213,969,006

CORPORATE BONDS AND NOTES (24.7%)(a)
		Principal amount	Value
Basic materials (1.8%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$25,000	$23,531
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		329,000	332,290
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		245,000	249,900
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		90,000	92,363
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		190,000	186,390
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		250,000	257,500
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		587,000	601,675
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		195,000	208,440
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		216,000	231,660
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		200,000	205,300
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		385,000	417,617
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		140,000	142,800
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25		225,000	228,375
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		295,000	292,788
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		130,000	138,775
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		130,000	135,688
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		65,000	73,938
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		453,000	464,325
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		392,000	411,110
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		60,000	61,350
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		205,000	208,588
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)		50,000	50,875
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		200,000	212,000
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		143,000	146,718
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		80,000	84,400
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		41,000	41,692
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		115,000	115,575
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		97,000	91,908
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		325,000	335,361
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	177,470
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		403,000	486,119
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		180,000	188,100
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		575,000	628,737
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		325,000	352,346
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		124,000	127,100
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		75,000	74,813
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		40,000	42,200
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29		100,000	101,750
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		267,000	287,746
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		180,000	187,517

			8,696,830
Capital goods (2.4%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		520,000	535,600
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28		25,000	25,404
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		260,000	273,000
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		65,000	66,788
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	203,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		470,000	479,400
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		265,000	272,023
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		125,000	130,768
Berry Global, Inc. 144A notes 4.50%, 2/15/26		85,000	86,136
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		175,000	185,080
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		100,000	108,693
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		175,000	182,875
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		570,000	591,375
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		347,000	415,744
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		250,000	262,550
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		195,000	203,775
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		408,000	417,070
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		335,000	354,263
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28		255,000	262,013
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		105,000	112,613
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		393,000	411,683
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		505,000	526,791
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		379,000	363,916
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		430,000	438,690
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		785,000	733,975
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		465,000	496,969
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		230,000	238,510
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		190,000	189,468
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		330,000	322,163
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		55,000	59,554
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		1,512,000	1,576,245
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		360,000	370,512
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		500,000	505,000
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		255,000	279,225
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		125,000	134,688

			11,815,809
Communication services (2.4%)
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		200,000	208,740
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	202,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		590,000	613,600
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		2,321,000	2,512,483
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		185,000	191,244
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		130,000	135,103
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		444,000	466,422
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		185,000	183,405
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		270,000	288,225
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		220,000	235,190
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30		200,000	199,996
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		314,000	315,895
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		197,000	214,762
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		112,000	112,700
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		420,000	430,458
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)		15,000	15,225
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		598,000	617,375
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		175,000	178,500
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		90,000	90,450
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		125,000	120,938
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		88,000	94,270
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		583,000	737,495
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		280,000	340,752
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		749,000	853,860
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		420,000	437,464
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		72,500	73,179
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		43,000	45,903
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		100,000	103,149
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		326,000	349,275
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		125,000	128,125
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		110,000	123,570
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		280,000	312,662
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		170,000	179,775
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		200,000	199,000
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	341,806
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27		$50,000	49,075
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		150,000	155,625

			11,857,696
Consumer cyclicals (4.8%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		85,000	88,188
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		130,000	131,950
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		135,000	138,333
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		130,000	126,426
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		120,000	122,964
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		115,000	126,309
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		125,000	131,406
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		165,000	143,138
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		420,000	352,124
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	51,625
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		180,000	174,600
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		18,000	18,675
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		465,000	441,750
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		526,000	307,381
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		200,000	196,000
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		544,000	473,273
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		228,000	191,520
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		336,000	395,941
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	208,458
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		260,000	259,675
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		95,000	104,263
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		169,000	188,663
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		100,000	102,250
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		50,000	52,198
Gray Television, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/30		130,000	128,050
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		449,000	481,553
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		185,000	197,488
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		105,000	110,513
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		270,000	281,219
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		196,000	198,279
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		341,000	341,426
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		287,372	299,226
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		614,739	599,371
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		145,000	171,281
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		600,000	675,750
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		428,000	438,700
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		291,000	296,820
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		147,000	151,778
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		155,000	156,938
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		68,000	72,760
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		132,000	133,346
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		284,000	304,235
L Brands, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		220,000	223,300
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		65,000	69,679
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		50,000	58,000
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		120,000	126,000
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	200,000	201,429
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25		$110,000	112,750
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		404,000	382,285
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		255,000	244,800
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		218,000	208,190
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		130,000	139,100
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		65,000	67,867
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		90,000	100,068
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		100,000	106,000
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		355,000	375,413
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		280,000	284,200
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		380,000	412,946
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		265,000	218,625
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		240,000	246,600
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 5.75%, 11/1/28		130,000	127,725
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		247,000	255,386
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		125,000	126,394
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		355,000	370,088
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		405,000	416,016
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		175,000	180,469
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		225,000	246,423
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25		232,000	236,785
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		75,000	68,906
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/25		50,000	50,125
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		290,000	296,163
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		370,000	386,650
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		125,000	120,625
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		250,000	252,620
PulteGroup, Inc. company guaranty sr. unsec. notes 5.00%, 1/15/27		225,000	257,625
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		155,000	216,613
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		400,000	462,000
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28		220,000	220,165
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		224,000	239,261
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		606,000	668,115
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		150,000	150,563
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		185,000	183,505
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		368,000	391,000
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		265,000	268,392
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		215,000	202,122
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		819,000	855,855
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		255,000	269,981
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		125,000	132,500
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		205,000	199,533
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	26,125
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		250,000	236,875
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		125,000	138,750
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		134,000	145,055
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		255,000	257,869
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25		80,000	82,300
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		325,000	331,500
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		50,000	50,641
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31		155,000	147,250
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31		50,000	47,500
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		229,000	230,718
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		155,000	165,075
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		338,000	314,340
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		320,000	306,400
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		80,000	84,178

			23,559,276
Consumer staples (1.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)(FWC)		170,000	168,938
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		199,000	203,975
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		182,000	184,275
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		225,000	227,250
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		75,000	79,658
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25		80,000	84,200
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		40,000	39,950
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		25,000	27,000
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		125,000	130,938
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		505,000	427,619
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		130,000	138,546
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		182,000	185,640
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		295,000	304,831
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		235,000	243,193
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		349,000	402,238
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		381,000	387,162
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		37,000	39,141
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		185,000	200,447
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		350,000	363,514
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		85,000	87,763
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	200,000	218,563
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$55,000	56,169
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		260,000	270,436
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		130,000	134,596
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		135,000	165,375
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		265,000	298,046
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		510,000	609,345
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		135,000	158,119
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		75,000	85,594
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		143,000	154,840
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		235,000	250,275
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		210,000	218,138
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		124,000	128,991
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		125,000	122,656
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		125,000	134,375
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		50,000	54,923

			6,986,719
Energy (3.7%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		500,000	515,903
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		265,000	255,063
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		299,000	299,598
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		174,000	161,124
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		133,000	122,096
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		285,000	267,473
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		50,000	47,500
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		83,000	75,904
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		214,000	238,075
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		286,000	272,827
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		570,000	638,695
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		143,000	141,956
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		119,000	107,100
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		67,000	65,995
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		231,000	219,609
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		124,000	128,650
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		118,000	112,690
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		125,000	157,344
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		98,000	100,837
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		106,000	109,679
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		135,000	147,307
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		438,000	454,425
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		255,000	264,563
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		721,000	511,910
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	25,000
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		40,000	41,222
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		236,000	234,820
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		464,000	464,000
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		125,000	118,438
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		159,000	156,218
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		439,000	426,928
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		117,000	32,000
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		285,000	114,000
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		125,000	50,000
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		54,000	52,245
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		43,000	40,414
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41		26,000	36,523
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		195,000	193,781
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24		94,000	78,236
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		202,000	163,620
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		206,000	202,910
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		129,000	104,041
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		270,000	284,864
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	428,700
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,863,000	2,244,915
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		2,664,000	2,800,530
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		378,000	422,415
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	334,503
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		689,000	20,670
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		972,000	34,020
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		2,345,000	70,350
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		931,000	773,596
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		116,000	73,370
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		180,000	184,950
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		322,000	120,750
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		99,000	49,500
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		133,000	51,205
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		211,000	156,140
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		70,000	66,631
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		282,000	255,210
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		80,000	85,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		410,000	429,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		75,000	75,390
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		101,400	89,232
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		190,000	142,500
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		80,000	81,656
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		60,000	67,350
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		225,000	231,075
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		100,000	96,000
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		400,000	409,000
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		225,000	225,655

			18,256,171
Financials (3.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		235,000	229,125
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		60,000	59,550
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		190,000	199,500
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,216,000	1,678,522
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		163,000	231,316
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		148,000	163,170
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		175,000	202,877
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		578,000	645,193
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	262,096
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		200,000	178,000
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		510,000	560,217
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	292,000
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		95,000	95,000
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		170,000	184,953
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	120,900
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		250,000	273,120
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		185,000	205,468
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		255,000	257,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	214,263
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		237,000	245,888
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		150,000	152,625
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		20,000	21,363
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	211,000
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		205,000	194,088
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		347,000	331,385
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		270,000	247,725
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		360,000	328,500
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		250,000	217,500
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		475,000	491,791
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	175,000	223,831
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$110,000	117,700
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		130,000	130,000
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		203,000	202,493
NatWest Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		235,000	253,671
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		240,000	244,728
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		525,000	515,747
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		88,000	92,236
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		105,000	115,500
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		603,000	663,300
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		265,000	272,298
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		330,000	320,100
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	240,000	346,250
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		$275,000	298,562
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		105,000	116,550
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		178,000	163,760
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	220,297
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		4,200,000	4,462,500

			17,254,208
Health care (2.2%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		611,000	668,281
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	270,000	310,764
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$185,000	190,051
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		235,000	252,788
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		115,000	121,613
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		180,000	185,501
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		370,000	379,898
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		355,000	367,869
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		120,000	124,614
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		560,000	609,000
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		206,000	217,845
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		184,000	193,607
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		899,000	891,134
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.625%, 1/15/24		210,000	213,150
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		665,000	667,660
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		290,000	337,546
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28		75,000	75,375
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		125,000	123,438
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		256,000	298,173
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		155,000	175,896
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		540,000	606,825
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		125,000	127,824
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		80,000	83,385
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		50,000	51,650
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		350,000	382,491
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		95,000	96,306
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		660,000	671,155
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		63,000	65,413
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		65,000	70,019
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		525,000	540,593
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		755,000	765,895
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		385,000	404,394
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		250,000	251,419

			10,521,572
Technology (1.0%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		40,000	41,500
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		230,000	235,122
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		85,000	99,862
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,275,000	1,511,443
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		333,000	345,081
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		75,000	80,250
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		257,000	266,809
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		823,000	792,138
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		125,000	126,563
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		449,000	477,063
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		105,000	109,988
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		190,000	192,803
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		626,000	643,215
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		94,000	101,243

			5,023,080
Transportation (0.1%)
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		375,000	383,329

			383,329
Utilities and power (1.3%)
AES Corp. (The) sr. unsec. unsub. notes 6.00%, 5/15/26		200,000	209,564
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		965,000	991,538
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		135,000	144,799
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		85,000	92,269
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		122,000	107,970
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		67,000	62,143
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		100,000	95,000
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		188,000	193,099
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		380,000	386,650
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		50,000	51,048
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	25,243
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		615,000	710,025
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		206,000	216,558
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		62,000	65,255
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		320,000	345,104
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		325,000	358,388
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		385,000	413,199
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		109,000	118,129
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		400,000	378,184
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		240,000	243,196
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		35,000	33,792
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		65,000	65,798
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)		205,000	205
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		115,000	124,633
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		65,000	69,261
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		152,000	158,460
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		369,000	381,915
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		165,000	172,425

			6,213,850

Total corporate bonds and notes (cost $120,103,534)			$120,568,540

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (12.5%)(a)
		Principal amount	Value
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		$2,375,000	$1,151,899
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		2,130,000	2,361,567
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina) (In default)(NON)		900,000	293,985
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		700,000	225,247
Buenos Aires (Province of) unsec. FRN 34.027%, 5/31/22 (Argentina)	ARS	17,110,000	190,035
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		$1,990,000	650,034
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina) (In default)(NON)		33,333	11,271
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina) (In default)(NON)		2,618,000	841,407
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)		740,000	814,932
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		2,664,000	1,344,210
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		1,011,000	530,785
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		1,325,000	1,265,375
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		58,333	59,792
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		588,000	701,190
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		1,405,000	1,584,138
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,485,014
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		608,000	664,240
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		230,000	231,727
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,761,375
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		1,490,000	1,454,598
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		368,000	382,721
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		880,000	902,000
Egypt (Arab Republic of) 144A sr. unsec. bonds 8.875%, 5/29/50 (Egypt)		920,000	928,556
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		1,030,000	1,004,979
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		780,000	798,757
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.625%, 2/1/41 (El Salvador)		475,000	362,667
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		321,000	260,495
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		700,000	575,750
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		2,370,000	2,737,374
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	843,584
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	346,505
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		1,555,000	2,167,390
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,443,708
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,355,000	1,429,511
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		4,755,000	4,802,550
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		1,709,800	1,667,055
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		630,000	659,906
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		300,000	304,500
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	140,000	161,125
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	760,000	853,110
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$127,000	168,910
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%, 5/22/32 (Kenya)		2,150,000	2,252,192
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		280,000	292,083
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		817,000	745,521
Qatar (State of) 144A sr. unsec. notes 3.75%, 4/16/30 (Qatar)		550,000	638,546
Qatar (State of) 144A sr. unsec. notes 3.40%, 4/16/25 (Qatar)		480,000	526,501
Qatar (State of) 144A sr. unsec. unsub. bonds 4.40%, 4/16/50 (Qatar)		440,000	560,094
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		3,900,000	3,807,375
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		3,605,000	3,668,088
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		700,000	671,515
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		830,000	905,912
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		805,000	818,080
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		940,000	925,703
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		2,230,000	2,304,214
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		650,000	56,875
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		1,652,000	144,550
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		439,000	38,413
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		2,674,000	233,975
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,917,652

Total foreign government and agency bonds and notes (cost $68,221,348)			$60,931,263

CONVERTIBLE BONDS AND NOTES (7.0%)(a)
	Principal amount	Value
Capital goods (0.1%)
Fortive Corp. cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$423,000	$420,360
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	247,000	253,484

		673,844
Communication services (0.4%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	496,000	438,419
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	295,000	492,208
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 2.75%, 9/30/50	75,000	80,431
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	84,000	93,898
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	415,000	413,340
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24	390,000	380,203

		1,898,499
Consumer cyclicals (1.1%)
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	363,000	453,990
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	410,000	469,235
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26	142,000	169,513
Carnival Corp. 144A cv. company guaranty notes 5.75%, 4/1/23	140,000	217,664
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25	134,000	115,663
Dick's Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25	206,000	368,354
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	288,000	339,552
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	34,496
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	221,000	261,885
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	423,000	452,346
National Vision Holdings, Inc. 144A cv. sr. unsec. notes 2.50%, 5/15/25	151,000	221,912
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	203,000	234,846
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	82,000	201,474
RH 144A cv. sr. unsec. notes zero %, 9/15/24	119,000	202,966
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23	691,000	652,633
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	439,000	644,106
Under Armour, Inc. 144A cv. sr. unsec. notes 1.50%, 6/1/24	175,000	250,893
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25	183,000	188,270

		5,479,798
Consumer staples (0.6%)
Bloomin' Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25	95,000	134,821
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	247,000	249,154
Etsy, Inc. cv. sr. unsec. notes 0.125%, 10/1/26	178,000	278,726
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	432,000	646,442
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	303,000	290,233
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	645,000	615,012
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	230,000	360,600
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	265,000	561,104

		3,136,092
Energy (0.2%)
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/21, (acquired 2/2/17, cost $58,386)(RES)	84,334	12,650
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23, (In default)(NON)	79,000	15,306
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25	556,000	592,353
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25 (Israel)	160,000	196,560
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	215,000	37,613

		854,482
Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	238,000	227,928
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	183,000	185,475
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	212,000	268,578
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	298,000	301,539
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	215,000	214,194
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	176,000	165,229

		1,362,943
Health care (0.8%)
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 5/15/27	143,000	137,459
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	206,000	234,482
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	312,000	300,023
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25	119,000	172,900
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	694,000	910,875
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	260,000	317,531
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25	135,000	123,188
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	171,000	174,420
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24	170,000	171,895
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	336,000	342,895
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	92,000	128,117
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25	192,000	194,726
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27	162,000	172,318
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	142,000	178,920
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	130,000	151,355

		3,711,104
Technology (3.0%)
8x8, Inc. cv. sr. unsec. notes 0.50%, 2/1/24	191,000	185,937
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	693,000	738,911
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	245,000	286,191
Blackline, Inc. cv. sr. unsec. notes 0.125%, 8/1/24	299,000	439,717
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25	142,000	223,958
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	127,000	147,408
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	330,000	504,281
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24 (Israel)	199,000	190,498
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	90,000	255,656
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	451,000	450,826
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	190,000	251,275
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	236,000	259,351
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	145,000	181,485
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	250,000	319,831
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	204,000	182,475
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	152,000	244,953
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26	489,000	549,978
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	116,000	182,193
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	207,000	199,269
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	342,000	587,863
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	138,000	157,578
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	160,000	174,751
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	369,000	525,795
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	917,000	931,901
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	176,172
Pluralsight, Inc. cv. sr. unsec. notes 0.375%, 3/1/24	163,000	141,158
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24	308,000	296,948
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	131,000	161,867
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/25	139,000	175,163
RealPage, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	190,000	195,303
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	369,000	389,217
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24	190,000	302,195
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	168,000	186,796
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	476,000	885,692
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	962,000	1,058,819
Synaptics, Inc. cv. sr. unsec. notes 0.50%, 6/15/22	142,000	170,972
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	61,000	239,047
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	446,000	445,155
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	257,000	296,886
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 8/15/25 (Israel)	293,000	290,070
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	196,000	296,405
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	439,000	548,877
Zynga, Inc. cv. sr. unsec. notes 0.25%, 6/1/24	284,000	356,953

		14,785,776
Transportation (0.4%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	173,000	190,652
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	514,000	440,631
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	1,096,000	1,464,256

		2,095,539
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	287,000	298,480

		298,480

Total convertible bonds and notes (cost $30,909,739)		$34,296,557

PURCHASED SWAP OPTIONS OUTSTANDING (4.7%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(1.315)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.315		$11,049,700	$441,878
0.30/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.30		49,147,400	105,175
Barclays Bank PLC
(0.418)/3 month USD-LIBOR-BBA/Jan-26 (United Kingdom)	Jan-21/0.418		194,076,200	1,024,722
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		16,442,700	944,469
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		16,442,700	529,291
(1.3175)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.3175		11,049,700	438,452
(1.232)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.232		4,911,000	255,274
1.232/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.232		4,911,000	170,412
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		16,442,700	24,335
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		16,442,700	16
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	1,023,853
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	149,648
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		12,300,800	76,511
JPMorgan Chase Bank N.A.
(0.792)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/0.792		100,534,700	1,858,887
(0.7075)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.7075		77,978,300	1,744,375
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	922,656
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	903,879
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		19,940,000	510,663
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	153,985
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	149,169
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	2,568,453
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		6,990,700	2,524,831
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	2,399,510
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		6,990,700	2,182,427
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	512,681
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	306,946
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		5,271,800	5,166
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	531
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		1,323,000	243,485
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	440,974
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	168,445

Total purchased swap options outstanding (cost $13,662,349)				$22,781,099

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
AUD/USD (Put)	Nov-20/$0.70	10,895,210	AUD	15,499,267	$81,120
EUR/USD (Call)	Feb-21/1.23	24,525,304	EUR	21,048,150	60,671
EUR/USD (Call)	Jan-21/1.22	16,228,847	EUR	13,927,950	40,342
GBP/USD (Put)	Dec-20/1.23	12,264,965	GBP	9,470,650	42,905
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	26,226,089	EUR	22,507,800	9,332
EUR/NOK (Put)	Mar-21/NOK 10.45	10,156,312	EUR	8,716,368	45,509
EUR/SEK (Put)	Mar-21/SEK 10.25	7,617,225	EUR	6,537,268	81,435
Goldman Sachs International
USD/CAD (Put)	Jan-21/CAD 1.29	16,330,800		$16,330,800	56,864
USD/MXN (Put)	Apr-21/MXN 20.50	12,350,800		12,350,800	247,596
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.76	15,866,706	AUD	22,571,600	56,291
EUR/USD (Call)	Mar-21/1.20	13,541,721	EUR	11,621,800	109,596
NZD/USD (Call)	Mar-21/0.69	10,178,789	NZD	15,388,600	123,748
USD/KRW (Put)	Mar-21/KRW 1130.00	10,210,334		$10,210,334	187,400
USD/SGD (Put)	Mar-21/SGD 1.35	7,657,734		7,657,734	45,732
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Dec-20/102.72	214,000,000		214,000,000	1,120,076
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Dec-20/104.06	41,000,000		41,000,000	229,846
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Dec-20/104.55	53,000,000		53,000,000	129,850
USD/MXN (Put)	Apr-21/MXN 20.50	6,806,900		6,806,900	136,015
USD/SGD (Put)	Apr-21/SGD 1.34	7,657,733		7,657,733	47,417
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Mar-21/$1.23	16,350,203	EUR	14,032,100	49,027
USD/CNH (Put)	Apr-21/CNH 6.65	20,584,700		$20,584,700	193,270
USD/MXN (Put)	Mar-21/MXN 20.75	6,806,900		6,806,900	159,486
UBS AG
EUR/NOK (Put)	Apr-21/NOK 10.45	10,156,310	EUR	8,716,366	58,777
EUR/USD (Call)	Feb-21/$1.23	24,525,304	EUR	21,048,150	60,674

Total purchased options outstanding (cost $4,087,805)					$3,372,979

SENIOR LOANS (3.2%)(a)(c)
	Principal amount	Value
Basic materials (0.3%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/31/24	$280,142	$274,749
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.214%, 9/6/24	$70,851	67,604
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.72%, 3/1/26	235,575	229,171
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.895%, 4/12/25	108,611	106,303
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 3.627%, 2/7/27	76,158	73,826
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	185,000	175,750
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.256%, 6/26/25	317,187	308,563
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.145%, 10/1/25	408,875	395,587

		1,631,553
Capital goods (0.8%)
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.73%), 3.406%, 4/6/24	70,000	67,375
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD 3 Month + 2.00%), 3.899%, 7/1/26	429,563	414,374
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/24	784,958	732,464
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.968%, 3/29/25	150,000	147,500
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	169,235	165,691
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 5/31/25	685,617	677,904
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.463%, 2/5/23	118,450	116,124
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.214%, 4/12/26	193,610	177,032
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	494,719	468,393
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.428%, 6/30/27	105,000	103,469
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	915,400	891,943

		3,962,269
Communication services (0.3%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.398%, 1/15/26	399,912	384,915
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 3.148%, 11/3/24	340,022	333,161
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 4.75%), 8.00%, 11/27/23	615,000	618,075
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	139,300	134,120

		1,470,271
Consumer cyclicals (0.9%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/8/27	205,000	201,711
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.714%, 8/21/26	188,100	171,328
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	219,490	218,941
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.40%, 8/24/26	212,850	130,969
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/30/26	182,072	181,116
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.081%, 10/4/23	191,650	168,365
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 2.649%, 11/2/25	179,322	175,197
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	179,550	172,892
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 5/1/26	109,175	102,283
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.65%, 11/6/24	771,463	763,170
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.899%, 9/19/26	307,400	298,947
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.398%, 10/1/25	708,383	697,265
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	220,000	134,200
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	358,877	329,270
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.898%, 8/14/24	138,228	128,336
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 7.22%, 11/28/22	200,031	158,024
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	215,373	209,685
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.435%, 12/17/26	54,863	53,011
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	239,058	229,496

		4,524,206
Consumer staples (0.3%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	604,279	587,913
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	875,074	811,631
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.41%, 2/5/25	221,591	210,353

		1,609,897
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	99,250	98,754

		98,754
Health care (0.3%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.404%, 2/4/27	141,608	138,346
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 10/5/25	520,000	502,288
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.39%, 6/30/25	482,264	465,385
Sotera Health Holdings, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.50%, 12/13/26	208,950	208,362

		1,314,381
Technology (0.3%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	205,000	204,078
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	200,000	197,438
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.648%, 7/2/25	371,893	355,390
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	137,868	134,575

		891,481
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	149,250	145,845

		145,845

Total senior loans (cost $16,232,030)		$15,648,657

ASSET-BACKED SECURITIES (1.0%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.125%, 7/25/24	$1,314,000	$1,317,285
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	2,002,000	2,124,162
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.949%, 6/25/52	366,000	364,170
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/25/29(WAC)	1,195,000	1,192,555

Total asset-backed securities (cost $4,876,957)		$4,998,172

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	16,265	$418,661

Total preferred stocks (cost $412,195)		$418,661

COMMON STOCKS (—%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	1,070	$5,211
CHC Group, LLC (acquired 3/23/17, cost $23,780)(NON)(RES)	1,640	16
Clear Channel Outdoor Holdings, Inc.(NON)	35,498	31,735
iHeartMedia, Inc. Class A(NON)	15,096	124,090
MWO Holdings, LLC (Units)(F)	169	—
Tervita Corp. (Canada)(NON)	449	590
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	23,180
Tribune Media Co. Class 1C	92,963	9,296

Total common stocks (cost $1,028,231)		$194,118

SHORT-TERM INVESTMENTS (13.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	19,246,900	$19,246,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	4,583,000	4,583,000
U.S. Treasury Bills 0.108%, 12/3/20(SEGSF)(SEGCCS)		$3,000,000	2,999,780
U.S. Treasury Bills 0.103%, 12/8/20(SEGSF)(SEGCCS)		2,100,000	2,099,816
U.S. Treasury Bills 0.100%, 12/10/20(SEGSF)(SEGCCS)		600,000	599,943
U.S. Treasury Bills 0.097%, 11/12/20(SEG)(SEGSF)(SEGCCS)		12,200,000	12,199,754
U.S. Treasury Bills 0.095%, 11/5/20(SEGSF)		4,000,000	3,999,976
U.S. Treasury Bills 0.092%, 11/19/20(SEGSF)(SEGCCS)		1,000,000	999,962
U.S. Treasury Bills 0.090%, 11/17/20(SEGSF)(SEGCCS)		1,700,000	1,699,949
U.S. Treasury Bills 0.083%, 11/10/20(SEG)(SEGSF)(SEGCCS)		3,200,000	3,199,956
U.S. Treasury Bills zero%, 1/7/21(i)		111,000	110,978
U.S. Treasury Cash Management Bills 0.098%, 1/12/21(SEGSF)(SEGCCS)		3,000,000	2,999,497
U.S. Treasury Cash Management Bills 0.090%, 1/5/21(SEGSF)(SEGCCS)		6,700,000	6,698,928
U.S. Treasury Cash Management Bills 0.084%, 1/26/21(SEGSF)		600,000	599,802
U.S. Treasury Cash Management Bills 0.082%, 1/19/21(SEGSF)(SEGCCS)		2,000,000	1,999,632

Total short-term investments (cost $64,037,610)			$64,037,873
TOTAL INVESTMENTS

Total investments (cost $996,794,745)			$978,377,473

	FORWARD CURRENCY CONTRACTS at 10/31/20 (aggregate face value $247,217,339) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/20/21	$1,259,832	$1,321,320	$(61,488)
		Canadian Dollar	Sell	1/20/21	3,223,022	3,230,877	7,855
		Czech Koruna	Buy	12/16/20	705,329	753,211	(47,882)
		Euro	Buy	12/16/20	179,424	182,929	(3,505)
		Hong Kong Dollar	Sell	11/18/20	2,365,331	2,365,549	218
		Japanese Yen	Sell	11/18/20	904,290	900,391	(3,899)
		New Zealand Dollar	Sell	1/20/21	857,020	838,368	(18,652)
		Swedish Krona	Buy	12/16/20	1,063,230	1,084,050	(20,820)
	Barclays Bank PLC
		British Pound	Buy	12/16/20	261,388	268,884	(7,496)
		Euro	Sell	12/16/20	5,811,065	5,924,084	113,019
		Japanese Yen	Buy	11/18/20	3,135,704	3,116,746	18,958
		New Zealand Dollar	Buy	1/20/21	1,864,470	1,873,832	(9,362)
		Swedish Krona	Sell	12/16/20	3,419,748	3,485,793	66,045
		Swiss Franc	Sell	12/16/20	31,342	31,597	255
	Citibank, N.A.
		British Pound	Sell	12/16/20	4,002,715	4,116,746	114,031
		Canadian Dollar	Sell	1/20/21	57,743	57,999	256
		Chilean Peso	Buy	1/20/21	2,020,278	1,966,419	53,859
		Euro	Buy	12/16/20	459,229	490,718	(31,489)
		Japanese Yen	Buy	11/18/20	2,001,102	1,989,311	11,791
		New Zealand Dollar	Sell	1/20/21	2,296,848	2,305,467	8,619
		Swedish Krona	Sell	12/16/20	2,066,608	2,106,133	39,525
		Swiss Franc	Buy	12/16/20	2,054,587	2,070,909	(16,322)
	Credit Suisse International
		Australian Dollar	Sell	1/20/21	19,830	20,275	445
		British Pound	Sell	12/16/20	256,982	271,698	14,716
		Canadian Dollar	Sell	1/20/21	2,477,694	2,488,555	10,861
		Euro	Sell	12/16/20	2,526,748	2,559,624	32,876
		New Zealand Dollar	Buy	1/20/21	488,781	491,209	(2,428)
	Goldman Sachs International
		Australian Dollar	Sell	1/20/21	407,005	415,626	8,621
		British Pound	Buy	12/16/20	1,091,426	1,123,705	(32,279)
		Canadian Dollar	Buy	1/20/21	3,740,607	3,757,568	(16,961)
		Czech Koruna	Sell	12/16/20	671,113	680,969	9,856
		Euro	Sell	12/16/20	1,691,299	1,722,020	30,721
		Japanese Yen	Buy	11/18/20	1,166,630	1,159,674	6,956
		New Taiwan Dollar	Sell	2/17/21	2,056,394	2,067,351	10,957
		New Zealand Dollar	Sell	1/20/21	850,210	849,271	(939)
		Norwegian Krone	Sell	12/16/20	192,299	241,505	49,206
		Swedish Krona	Buy	12/16/20	3,321,946	3,385,174	(63,228)
		Swiss Franc	Buy	12/16/20	3,659,248	3,688,316	(29,068)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/20/21	2,811,487	2,874,166	(62,679)
		British Pound	Buy	12/16/20	48,079	36,610	11,469
		Canadian Dollar	Buy	1/20/21	1,587,671	1,594,972	(7,301)
		Euro	Buy	12/16/20	2,500,750	2,523,474	(22,724)
		Hong Kong Dollar	Sell	11/18/20	4,269,657	4,269,940	283
		Indian Rupee	Buy	2/17/21	2,014,475	2,024,321	(9,846)
		Indian Rupee	Sell	2/17/21	2,018,031	2,005,365	(12,666)
		Japanese Yen	Buy	11/18/20	3,638,854	3,610,457	28,397
		New Zealand Dollar	Sell	1/20/21	587,833	590,649	2,816
		Norwegian Krone	Buy	12/16/20	896,476	910,078	(13,602)
		South Korean Won	Buy	2/17/21	2,092,909	2,048,301	44,608
		Swedish Krona	Buy	12/16/20	491,754	494,464	(2,710)
		Swiss Franc	Sell	12/16/20	1,526,362	1,523,690	(2,672)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	1/20/21	1,014,771	1,036,447	21,676
		British Pound	Buy	12/16/20	1,534,372	1,535,800	(1,428)
		Canadian Dollar	Sell	1/20/21	4,034,278	4,053,569	19,291
		Chinese Yuan (Offshore)	Buy	2/18/21	12,328	18,517	(6,189)
		Euro	Buy	12/16/20	8,845,424	9,047,485	(202,061)
		Indian Rupee	Buy	2/17/21	2,014,474	2,023,504	(9,030)
		Indian Rupee	Sell	2/17/21	2,018,032	2,006,964	(11,068)
		Japanese Yen	Sell	11/18/20	349,269	334,085	(15,184)
		New Taiwan Dollar	Sell	2/17/21	2,059,206	2,088,464	29,258
		New Zealand Dollar	Buy	1/20/21	18,382	18,476	(94)
		Norwegian Krone	Sell	12/16/20	1,012,718	1,078,017	65,299
		South Korean Won	Buy	2/17/21	2,086,448	2,034,203	52,245
		Swedish Krona	Sell	12/16/20	275,079	269,346	(5,733)
		Swiss Franc	Buy	12/16/20	4,066,256	4,099,051	(32,795)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/20/21	1,279,592	1,306,841	(27,249)
		British Pound	Buy	12/16/20	1,506,380	1,464,885	41,495
		Canadian Dollar	Buy	1/20/21	2,431,890	2,438,638	(6,748)
		Euro	Buy	12/16/20	1,084,007	1,106,520	(22,513)
		Japanese Yen	Buy	11/18/20	533,716	520,007	13,709
		New Zealand Dollar	Buy	1/20/21	1,490,677	1,526,927	(36,250)
		Norwegian Krone	Buy	12/16/20	478,133	512,928	(34,795)
		Swedish Krona	Buy	12/16/20	13,943	34,970	(21,027)
		Swiss Franc	Buy	12/16/20	70,547	78,529	(7,982)
	NatWest Markets PLC
		Australian Dollar	Sell	1/20/21	1,491,111	1,523,866	32,755
		British Pound	Buy	12/16/20	1,399,467	1,403,055	(3,588)
		Canadian Dollar	Buy	1/20/21	1,116,415	1,120,457	(4,042)
		Euro	Sell	12/16/20	4,185,286	4,274,002	88,716
		Japanese Yen	Buy	11/18/20	6,362	2,421	3,941
		New Zealand Dollar	Sell	1/20/21	371,148	372,928	1,780
		Swedish Krona	Sell	12/16/20	1,688,251	1,717,207	28,956
		Swiss Franc	Buy	12/16/20	511,190	510,558	632
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/20/21	4,695,821	4,773,494	77,673
		British Pound	Sell	12/16/20	6,489,979	6,772,544	282,565
		Canadian Dollar	Buy	1/20/21	634,197	641,790	(7,593)
		Euro	Sell	12/16/20	16,858,664	17,172,680	314,016
		Hong Kong Dollar	Sell	11/18/20	9,328,686	9,329,340	654
		Japanese Yen	Sell	11/18/20	4,106,950	4,082,123	(24,827)
		New Zealand Dollar	Sell	1/20/21	3,126,030	3,145,893	19,863
		Norwegian Krone	Sell	12/16/20	1,035,706	1,011,636	(24,070)
		Swedish Krona	Sell	12/16/20	1,445,714	1,502,024	56,310
		Swiss Franc	Buy	12/16/20	3,934,773	3,980,889	(46,116)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/20/21	1,511,784	1,543,994	(32,210)
		British Pound	Buy	12/16/20	253,482	247,361	6,121
		Canadian Dollar	Sell	1/20/21	4,492,543	4,512,535	19,992
		Euro	Sell	12/16/20	4,099,247	4,184,056	84,809
		Hong Kong Dollar	Sell	11/18/20	429,984	430,030	46
		New Zealand Dollar	Buy	1/20/21	12,828	12,891	(63)
		Swedish Krona	Buy	12/16/20	30,832	34,256	(3,424)
		Swiss Franc	Buy	12/16/20	3,603,444	3,632,471	(29,027)
	UBS AG
		Australian Dollar	Sell	1/20/21	5,760,236	5,843,658	83,422
		Australian Dollar	Buy	3/15/21	2,583,005	2,631,426	(48,421)
		Australian Dollar	Sell	3/15/21	2,583,005	2,650,136	67,131
		British Pound	Sell	12/16/20	1,988,981	2,062,074	73,093
		Canadian Dollar	Buy	1/20/21	2,060,578	2,070,165	(9,587)
		Euro	Sell	12/16/20	4,082,925	4,148,691	65,766
		Hong Kong Dollar	Sell	11/18/20	2,092,094	2,092,271	177
		Japanese Yen	Buy	11/18/20	5,282,710	5,239,099	43,611
		New Zealand Dollar	Buy	1/20/21	3,925,788	3,946,183	(20,395)
		Norwegian Krone	Sell	12/16/20	1,041,341	1,116,688	75,347
		Swedish Krona	Buy	12/16/20	2,698,656	2,739,320	(40,664)
	WestPac Banking Corp.
		Australian Dollar	Sell	1/20/21	491,880	493,319	1,439
		British Pound	Buy	12/16/20	1,747,681	1,727,373	20,308
		Canadian Dollar	Sell	1/20/21	1,423,602	1,429,805	6,203
		Chinese Yuan (Offshore)	Buy	2/18/21	12,328	18,537	(6,209)
		Euro	Sell	12/16/20	1,298,757	1,330,989	32,232
		Japanese Yen	Sell	11/18/20	671,728	667,170	(4,558)
		New Zealand Dollar	Sell	1/20/21	528,786	531,401	2,615

	Unrealized appreciation						2,430,365

	Unrealized (depreciation)						(1,244,958)

	Total						$1,185,407
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 5 yr (Long)	80	$7,773,950	$7,776,026	Dec-20	$1,033
Canadian Government Bond 10 yr (Short)	82	9,295,118	9,296,165	Dec-20	(10,048)
Euro-Bund 10 yr (Short)	68	13,956,999	13,950,412	Dec-20	(265,450)
U.S. Treasury Bond Ultra 30 yr (Short)	21	4,515,000	4,515,000	Dec-20	150,562
U.S. Treasury Note 2 yr (Short)	1,909	421,590,719	421,590,719	Dec-20	(2,436)
U.S. Treasury Note Ultra 10 yr (Short)	72	11,324,250	11,324,250	Dec-20	95,463

Unrealized appreciation					247,058

Unrealized (depreciation)					(277,934)

Total					$(30,876)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/20 (premiums $17,564,602) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00		$49,147,400	$38,335
0.60/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.60		49,147,400	80,602
1.525/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.525		22,099,400	443,093
Barclays Bank PLC
(0.418)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/0.418		194,076,200	479,368
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		16,442,700	6,577
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		3,437,700	161,881
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		3,437,700	221,319
1.5275/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.5275		22,099,400	439,115
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	448,469
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	642,622
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		16,442,700	1,449,260
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		49,203,000	14,269
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	186,550
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	692,774
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$9,536,800	2,003
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		9,536,800	90,027
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	100,860
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$3,624,700	109,538
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		5,786,700	115,503
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		5,786,700	226,029
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	262,283
(0.7075)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.7075		77,978,300	289,299
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		39,880,100	343,766
(0.792)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/0.792		100,534,700	731,893
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	2,012,626
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		$21,087,000	21
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	44,099
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	45,402
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	156,963
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	479,701
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	545,371
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	556,378
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		6,990,700	2,018,075
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		6,990,700	2,476,805
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		6,990,700	2,522,315
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		529,000	51,493
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		17,451,000	141,179
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		1,058,000	173,533
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	361,253
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	784,322

Total				$19,944,971

WRITTEN OPTIONS OUTSTANDING at 10/31/20 (premiums $1,929,003) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
AUD/USD (Put)	Nov-20/$0.68	$5,447,628	AUD	7,749,667	$10,851
EUR/USD (Call)	Feb-21/1.27	24,525,304	EUR	21,048,150	18,508
GBP/USD (Put)	Dec-20/1.20	12,264,965	GBP	9,470,650	19,177
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	26,226,089	EUR	22,507,800	1,311
EUR/SEK (Put)	Mar-21/SEK 9.90	7,617,225	EUR	6,537,268	17,725
Goldman Sachs International
USD/CAD (Put)	Jan-21/CAD 1.26	16,330,800		$16,330,800	22,586
USD/MXN (Put)	Apr-21/MXN 19.00	24,701,600		24,701,600	118,789
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.80	15,866,706	AUD	22,571,600	10,852
EUR/USD (Call)	Mar-21/1.25	13,541,721	EUR	11,621,800	32,891
NZD/USD (Call)	Mar-21/0.73	10,178,789	NZD	15,388,600	28,398
USD/KRW (Put)	Mar-21/KRW 1085.00	10,210,334		$10,210,334	53,482
USD/SGD (Put)	Mar-21/SGD 1.31	7,657,734		7,657,734	12,344
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Dec-20/$102.72	214,000,000		214,000,000	719,040
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Dec-20/104.06	41,000,000		41,000,000	233,044
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Dec-20/104.55	53,000,000		53,000,000	121,900
USD/MXN (Put)	Apr-21/MXN 19.75	6,806,900		6,806,900	72,847
USD/SGD (Put)	Apr-21/SGD 1.31	7,657,733		7,657,733	12,850
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Mar-21/$1.27	16,350,203	EUR	14,032,100	16,735
USD/CNH (Put)	Apr-21/CNH 6.50	20,584,700		$20,584,700	72,396
USD/MXN (Put)	Mar-21/MXN 19.75	6,806,900		6,806,900	63,583
UBS AG
EUR/USD (Call)	Feb-21/$1.27	24,525,304	EUR	21,048,150	18,508

Total					$1,677,817

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	$(774,972)	$1,599,074
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$56,560,700	(521,772)	1,560,510
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	764,787
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$9,326,800	(667,799)	292,209
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	163,200
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		6,389,200	(151,424)	77,757
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	67,832
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	267,307,900	(21,046)	(996)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$3,515,900	(79,544)	(9,001)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	267,307,900	(21,046)	(17,975)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		$6,389,200	(151,424)	(69,003)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	(137,868)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	(153,368)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	(235,156)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$9,326,800	(667,799)	(268,239)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(387,486)	(318,511)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$56,560,700	(521,772)	(518,662)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(1,653,091)	(719,037)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	245,068
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(130,787)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$2,064,000	(265,740)	335,028
(0.688)/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		2,498,300	(45,719)	4,497
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		14,313,700	(138,664)	(9,447)
0.688/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		2,498,300	(45,719)	(43,071)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		14,313,700	(138,664)	(71,139)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(208,691)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	347,226
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	43,027
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	(25,645)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	(293,380)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(279,722)	230,610
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	207,401
(0.42)/3 month USD-LIBOR-BBA/Nov-25 (Purchased)	Nov-20/0.42		16,786,200	(43,015)	6,379
0.42/3 month USD-LIBOR-BBA/Nov-25 (Purchased)	Nov-20/0.42		16,786,200	(43,015)	(18,801)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		10,338,900	(146,037)	(145,572)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(149,731)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(456,035)	(167,314)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	7,772,300	586,855	169,182
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	7,772,300	586,855	(133,336)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$26,351,000	(3,742,633)	3,240,383
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		8,145,400	(1,137,301)	2,050,849
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	958,059
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$3,549,600	(409,979)	360,568
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(319,094)	360,044
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(198,809)	196,126
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	20,183
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	17,836
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	727
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(23,508)
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$26,351,000	(32,148)	(32,148)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(34,430)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(50,655)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$3,549,600	(409,979)	(169,884)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(221,467)	(177,153)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(224,847)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(319,968)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	(1,088,144)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		26,351,000	289,070	186,302
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	122,583
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	119,562
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		4,997,800	372,586	108,002
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		26,351,000	2,635	2,635
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	(63,342)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		4,997,800	372,586	(68,870)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	(77,294)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		26,351,000	1,016,622	(1,107,796)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		26,351,000	2,990,839	(1,993,979)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	1,015,483
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	306,772
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		13,275,300	(21,762)	(21,373)
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		13,275,300	(2,591,095)	(196,076)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(245,988)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(281,785)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	716,936
(0.005)/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	262,981,000	15,313	15,322
0.005/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	262,981,000	15,313	1,884
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		$18,392,400	968,360	(1,111,637)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		8,725,000	(239,327)	273,180
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	102,235
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$3,054,700	(170,910)	64,576
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		10,182,500	(161,393)	52,236
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		25,456,200	(171,702)	33,602
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	(20,964)
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	(34,761)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$7,636,900	(161,902)	(41,087)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		7,636,900	(161,902)	(41,850)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		10,182,500	(161,393)	(63,132)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		25,456,200	(171,702)	(69,495)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		3,054,700	(170,910)	(83,638)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	(96,329)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$8,725,000	(638,016)	(330,503)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		18,540,700	550,768	534,158
1.01/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	5,311,200	374,242	182,849
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$6,109,500	162,360	57,613
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	37,712
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	(4,126)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$6,109,500	162,360	(32,075)
(1.01)/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	5,311,200	374,242	(322,584)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$18,540,700	148,217	(531,191)

Unrealized appreciation					17,252,204

Unrealized (depreciation)					(12,805,342)

Total					$4,446,862

TBA SALE COMMITMENTS OUTSTANDING at 10/31/20 (proceeds receivable $233,540,976) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 11/1/50	$1,000,000	11/19/20	$1,053,906
Uniform Mortgage-Backed Securities, 4.00%, 11/1/50	31,000,000	11/12/20	33,100,975
Uniform Mortgage-Backed Securities, 3.50%, 11/1/50	40,000,000	11/12/20	42,234,376
Uniform Mortgage-Backed Securities, 2.50%, 11/1/50	50,000,000	11/12/20	52,101,560
Uniform Mortgage-Backed Securities, 2.00%, 11/1/50	87,000,000	11/12/20	89,725,545
Uniform Mortgage-Backed Securities, 1.50%, 11/1/50	15,000,000	11/12/20	15,100,782

Total			$233,317,144

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,258,100	$100,260	(E)	$(13)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$100,247
		5,844,400	254,348	(E)	(33)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(254,381)
		12,234,100	825,312	(E)	(2,476)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	822,837
		4,229,500	187,578	(E)	(723)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	186,856
		7,620,100	298,022	(E)	(42)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	297,980
		11,185,500	439,702	(E)	(62)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	439,640
		2,997,900	1,049,865	(E)	(102)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,049,967)
		1,995,000	166,383	(E)	(44)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	166,339
		7,072,400	894,164	(E)	(100)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(894,264)
		4,598,100	249,815	(E)	(52)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	249,763
		384,600	94,073	(E)	(13)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(94,086)
		1,815,900	416,368	(E)	(62)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(416,430)
		14,103,100	389,387	(E)	(79)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(389,465)
		2,173,400	239,313	(E)	(31)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(239,344)
		3,015,900	430,851	(E)	(103)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(430,954)
		12,114,500	510,384		(114)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(527,755)
		12,114,500	507,476		(114)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(524,757)
		3,082,800	205,407	(E)	(105)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(205,512)
		84,856,600	893,540		(237,804)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	695,876
		88,250,900	1,112,844		(235,436)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	908,614
		389,100	57,490	(E)	(13)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(57,503)
		183,000	24,489	(E)	(6)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	24,483
		65,770,900	408,437		36,015	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(372,422)
		65,770,900	736,634		(122,164)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	614,470
		1,261,000	26,241	(E)	(43)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	26,198
		2,658,700	45,942	(E)	(38)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	45,905
		79,686,200	311,573		(300)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(361,826)
		172,339,500	585,954		(650)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(611,062)
		8,162,300	367,385	(E)	(278)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(367,663)
		689,400	30,258	(E)	(24)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	30,234
		1,522,800	186,345	(E)	(52)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	186,293
		1,681,900	273,393	(E)	(57)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	273,335
		2,479,700	9,026	(E)	(35)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(9,061)
		1,041,600	19,915	(E)	(13)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(19,928)
		589,000	24,832	(E)	(9)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(24,841)
		3,511,700	98,468	(E)	(50)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	98,418
		3,324,000	427,699		(146,223)	8/3/50	3 month USD-LIBOR-BBA — Quarterly	0.794% — Semiannually	(569,557)
		665,800	19,381	(E)	(13)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(19,394)
		532,600	18,934	(E)	(10)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(18,944)
		543,900	19,047	(E)	(11)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(19,058)
		148,900	5,645	(E)	(3)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(5,648)
		17,457,600	94,446		(141)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(81,018)
		8,057,400	163,726		(107)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(149,432)
		14,054,900	80,394		(133)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	79,169
		23,256,600	76,979	(E)	(130)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	76,850
		12,421,800	86,207		(101)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(85,937)
		176,200	8,036	(E)	3,721	9/2/52	1.188% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,757
		116,551,000	8,159	(E)	(73,960)	12/16/22	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	(65,802)
		100,987,000	568,557	(E)	1,358	12/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	569,914
		23,077,000	870,464	(E)	92,603	12/16/50	3 month USD-LIBOR-BBA — Quarterly	1.15% — Semiannually	(777,862)
		15,879,700	74,793		(150)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	73,791
		36,053,000	691,497	(E)	(3,252)	12/16/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(694,749)
		42,072,400	19,774		(159)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	(21,433)
		15,481,400	192,124		66,816	10/23/50	3 month USD-LIBOR-BBA — Quarterly	1.241% — Semiannually	(121,848)
		1,911,000	78,045		4,809	9/30/40	3 month USD-LIBOR-BBA — Quarterly	1.00% — Semiannually	(71,965)
		18,232,000	383,966	(E)	(64,678)	12/16/30	0.45% — Annually	Secured Overnight Financing Rate — Annually	319,288
		1,868,000	24,583		(384)	9/30/40	3 month USD-LIBOR-BBA — Quarterly	1.15% — Semiannually	(23,881)
		16,786,200	24,340		(136)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,749
		26,954,000	329,917		(357)	10/16/30	3 month USD-LIBOR-BBA — Quarterly	0.7505% — Semiannually	(324,602)
		38,510,000	132,860		19,773	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(111,088)
		27,437,000	337,201		(18,685)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	312,748
		18,168,000	611,535		(48,956)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	555,656
		64,544,000	1,936		(243)	10/23/22	3 month USD-LIBOR-BBA — Quarterly	0.2345% — Semiannually	(2,191)
		10,623,000	35,481		(141)	10/23/30	0.84250% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	33,907
		4,197,000	15,865		(56)	10/23/30	0.838% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,247
		4,585,100	40,670		(156)	10/23/50	1.2545% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	39,475
		7,962,000	52,947		(272)	10/23/50	1.263% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	50,857
		12,877,000	47,645		(171)	10/28/30	0.84005% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	46,891
		4,579,000	43,592		(61)	10/30/30	3 month USD-LIBOR-BBA — Quarterly	0.7805% — Semiannually	(43,608)
		2,536,000	8,521		(34)	11/3/30	0.8454% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,487
	AUD	177,000	2,845	(E)	(2)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(2,847)
	AUD	596,700	407	(E)	(6)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(413)
	AUD	221,500	933	(E)	(2)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	931
	AUD	345,400	5,965	(E)	(4)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,961
	AUD	1,289,300	44,080	(E)	(15)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	44,064
	AUD	23,172,000	174,929	(E)	(168)	4/29/30	6 month AUD-BBR-BBSW — Semiannually	1.4275% — Semiannually	174,760
	AUD	82,700	1,033	(E)	(2)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,031
	AUD	10,571,000	42,576	(E)	2,184	12/16/30	6 month AUD-BBR-BBSW — Semiannually	0.85% — Semiannually	44,760
	CAD	16,094,000	446,472		(114)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	462,963
	CAD	16,094,000	442,727		(114)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	459,101
	CAD	20,000	161	(E)	(117)	12/16/30	1.05% — Semiannually	3 month CAD-BA-CDOR — Semiannually	44
	CAD	9,668,000	4,644		(58)	10/30/25	0.79% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(4,703)
	CAD	9,920,000	4,542		(98)	10/30/30	3 month CAD-BA-CDOR — Semiannually	1.15% — Semiannually	4,444
	CHF	579,000	3,239	(E)	312	12/16/30	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	3,551
	CHF	6,397,000	1,256	(E)	(67)	12/16/25	0.61% plus 6 month CHF-LIBOR-BBA — Semiannually	—	1,189
	CHF	16,101,000	5,092	(E)	(67)	12/16/22	—	0.741% plus 6 month CHF-LIBOR-BBA — Semiannually	(5,159)
	EUR	1,144,400	637,064	(E)	(44)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(637,108)
	EUR	1,556,300	771,890		(60)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	790,188
	EUR	1,719,000	801,574		(66)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(818,785)
	EUR	1,739,200	777,025		(66)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(793,577)
	EUR	2,008,000	828,385		(78)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(844,727)
	EUR	1,798,800	908,380	(E)	(68)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	908,312
	EUR	2,077,000	807,600		(79)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(827,184)
	EUR	1,655,300	650,069	(E)	(63)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(650,133)
	EUR	1,510,500	508,551		(58)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(521,026)
	EUR	904,900	271,567		(35)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(278,246)
	EUR	3,288,600	615,109	(E)	(125)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(615,234)
	EUR	2,023,200	170,409	(E)	(76)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	170,333
	EUR	2,735,100	272,323		(104)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(280,355)
	EUR	10,688,000	55,019		(94)	10/11/24	—	0.4047 plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(55,822)
	EUR	11,076,900	2,520,928		(418)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	2,584,447
	EUR	12,495,000	377,778	(E)	(155)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	377,623
	EUR	1,285,600	74,729	(E)	(48)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(74,777)
	EUR	585,600	43,070	(E)	(23)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	43,047
	EUR	12,802,000	182,795	(E)	(155)	4/30/30	0.11475% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(182,950)
	EUR	3,783,300	16,347	(E)	(80)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	16,267
	EUR	6,251,000	136,723	(E)	(98)	6/3/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.024% — Annually	136,625
	EUR	2,112,000	107,245	(E)	(80)	6/3/52	0.10% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(107,325)
	EUR	1,853,200	16,878	(E)	(40)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(16,919)
	EUR	12,131,000	179,148	(E)	(192)	8/15/29	0.189% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	178,956
	EUR	3,557,000	50,250	(E)	5,714	12/16/30	—	0.15% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(44,537)
	EUR	5,966,000	9,380	(E)	(67)	12/16/25	—	0.456% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(9,447)
	EUR	15,095,000	9,493	(E)	(67)	12/16/22	0.518% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	9,426
	GBP	14,531,000	253,007	(E)	(106)	1/10/24	6 month GBP-LIBOR-BBA — Semiannually	0.855% — Semiannually	252,901
	GBP	14,671,000	219,903	(E)	(132)	1/10/26	0.965% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(220,035)
	GBP	27,377,000	434,470	(E)	(199)	1/13/24	6 month GBP-LIBOR-BBA — Semiannually	0.795% — Semiannually	434,270
	GBP	27,798,000	386,772	(E)	(251)	1/15/26	0.926% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(387,023)
	GBP	1,945,000	150,555		(84)	7/16/50	6 month GBP-LIBOR-BBA — Semiannually	0.423% — Semiannually	(148,920)
	GBP	5,711,000	78,795		(96)	7/16/30	0.32% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	75,913
	GBP	5,711,000	78,129		(96)	7/16/30	0.321% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	75,225
	GBP	1,945,000	141,257		(84)	7/16/50	6 month GBP-LIBOR-BBA — Semiannually	0.436% — Semiannually	(139,525)
	GBP	2,025,000	157	(E)	(9,266)	12/16/30	Sterling Overnight Index Average — Annually	0.20% — Annually	(9,108)
	JPY	110,098,700	79,786	(E)	(32)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(79,818)
	JPY	140,532,700	44,497	(E)	(42)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	44,455
	NOK	68,790,000	12,250		(58)	6/29/25	0.6925% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(17,041)
	NOK	33,268,000	70		(28)	7/10/25	0.655% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(2,277)
	NOK	33,268,000	174		(28)	7/13/25	0.655% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(2,099)
	NOK	44,842,000	9,300	(E)	(798)	12/16/30	6 month NOK-NIBOR-NIBR — Semiannually	0.95% — Annually	(10,099)
	NZD	7,055,000	28,735		(35)	5/15/25	0.215% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(30,167)
	NZD	3,563,000	23,983		(29)	5/15/30	3 month NZD-BBR-FRA — Quarterly	0.595% — Semiannually	28,782
	NZD	3,485,000	59,197		(29)	6/5/30	3 month NZD-BBR-FRA — Quarterly	0.76125% — Semiannually	65,086
	NZD	6,863,000	57,857		(35)	6/5/25	0.36% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(62,136)
	NZD	1,459,000	6,647	(E)	4,644	12/16/30	0.60% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(2,003)
	SEK	34,496,000	9,963		(47)	3/3/30	0.286% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(17,107)
	SEK	171,529,000	35,854		(67)	3/3/22	3 month SEK-STIBOR-SIDE — Quarterly	0.06% — Annually	43,417
	SEK	18,089,000	142	(E)	(10,242)	12/16/30	0.30% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(10,100)

	Total				$(747,071)				$(3,145,624)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$797,999	$797,655	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$1,140
135,305	135,247	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	193
95,583	95,541	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	137
10,574,418	10,594,801	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	44,109
1,251,795	1,254,225	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	5,260
396,329	397,435	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(2,141)
6,886,951	6,901,882	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(33,653)
82,294	81,174	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(23)
54,960	52,400	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,796)
282,431	269,660	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8,781
212,296	211,124	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,109)
82,831	82,697	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	993
63,235	63,132	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	758
49,863	49,782	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	598
68,610	68,655	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	939
143,419	143,249	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,686
20,580	20,556	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	242
9,688	9,677	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	114
Citibank, N.A.
1,416,138	1,418,867	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	5,907
622,392	623,592	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,596
216,315	216,732	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	902
Credit Suisse International
472,046	472,956	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,969
141,176	140,947	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,693
96,865	95,547	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(27)
26,693	26,330	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8)
15,270	15,062	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4)
342,074	346,687	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,777
122,665	124,319	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,506
72,581	69,299	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,257)
5,817	5,554	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(181)
78,398	74,854	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,437
129,974	129,257	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,291)
142,655	141,868	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,417)
132,198	131,984	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,586
Deutsche Bank AG
506,544	507,643	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,475)
Goldman Sachs International
20,794	20,839	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(102)
55,467	55,587	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(271)
120,532	120,794	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(589)
226,172	226,662	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,105)
271,381	271,969	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,326)
320,845	321,541	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,568)
439,554	440,507	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,148)
178,509	177,789	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(1,699)
165,832	163,575	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	47
426,398	432,147	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	12,188
310,388	295,928	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10,143)
268,613	256,100	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,778)
136,364	130,012	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,456)
136,364	130,012	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,456)
121,723	123,365	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,479
445,894	425,733	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	13,863
203,483	202,360	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,022)
100,130	100,195	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,371
96,721	96,784	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,324
48,363	48,394	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	662
48,070	48,101	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	658
7,230	7,234	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	99
45,120	45,066	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	530
3,246	3,242	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	38
JPMorgan Chase Bank N.A.
390,519	372,861	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,141)
226,583	216,338	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,044)
75,320	71,914	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,342)
35,903	34,280	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,116)
203,483	202,360	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,022)
25,937,428	25,001,613	—	12/10/20	(0.22%) — At maturity	US Treasury Bond 2.25% 08/15/49 — At maturity	(874,246)
JPMorgan Securities LLC
305,744	305,248	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(3,667)
55,290	54,538	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	16
230,123	219,154	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,835)
906,689	864,452	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	29,630
Morgan Stanley & Co. International PLC
2,290,915	2,285,366	(5,549)	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825% Series 2019-01, 07/10/24 — Quarterly	(5,471)

Upfront premium received		—	Unrealized appreciation			159,228

Upfront premium (paid)		(5,549)	Unrealized (depreciation)			(1,001,929)

	Total	$(5,549)			Total	$(842,701)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	4,375,000	$870,183	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$870,183
EUR	7,727,000	373,919	(276)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	373,643
EUR	15,471,000	278,563	(286)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	278,277
EUR	15,471,000	263,608	(286)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	263,322
EUR	4,375,000	349,184	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(349,184)
EUR	7,727,000	670,534	(365)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(670,899)
EUR	14,401,000	793,154	(169)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(793,322)
EUR	14,401,000	796,676	(169)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(796,845)
EUR	14,401,000	797,682	(170)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(797,852)
EUR	14,401,000	798,856	(170)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(799,026)
EUR	15,471,000	864,338	(549)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(864,887)
EUR	15,471,000	886,500	(549)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(887,049)
GBP	8,846,000	732,294	(189)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	732,105
GBP	9,908,000	310,755	(234)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	310,521
GBP	9,486,000	308,580	(124)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	308,456
GBP	6,900,000	291,142	(160)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	290,982
GBP	5,308,000	187,179	(124)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	187,054
GBP	4,743,000	152,877	(62)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	152,815
GBP	4,743,000	142,001	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	142,001
GBP	2,477,000	98,066	(58)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	98,008
GBP	2,661,000	908,784	(140)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(908,924)
	$1,495,000	47,227	(54)	9/24/40	(1.922%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	47,173
	1,438,000	6,759	(49)	10/8/40	(2.028)% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	6,705
	6,825,000	33,579	(69)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(33,648)
	6,825,000	57,944	(69)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(58,013)
	22,400,000	942,816	(376)	7/10/30	1.6625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(943,192)
	22,405,000	1,102,550	(376)	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,102,926)

Total			$(5,073)				$(4,944,522)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$9,980	$146,000	$47,319	5/11/63	300 bp — Monthly	$(37,254)
	CMBX NA BBB-.6 Index	BB/P	19,586	325,000	105,333	5/11/63	300 bp — Monthly	(85,557)
	CMBX NA BBB-.6 Index	BB/P	40,127	650,000	210,665	5/11/63	300 bp — Monthly	(170,158)
	CMBX NA BBB-.6 Index	BB/P	38,247	671,000	217,471	5/11/63	300 bp — Monthly	(178,833)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	14,591	115,000	14,398	5/11/63	200 bp — Monthly	237
	CMBX NA A.6 Index	A/P	55,945	334,000	41,817	5/11/63	200 bp — Monthly	14,258
	CMBX NA A.6 Index	A/P	40,946	343,000	42,944	5/11/63	200 bp — Monthly	(1,865)
	CMBX NA A.6 Index	A/P	55,884	362,000	45,322	5/11/63	200 bp — Monthly	10,702
	CMBX NA A.6 Index	A/P	46,648	397,000	49,704	5/11/63	200 bp — Monthly	(2,903)
	CMBX NA A.6 Index	A/P	90,383	511,000	63,977	5/11/63	200 bp — Monthly	26,605
	CMBX NA A.6 Index	A/P	82,129	543,000	67,984	5/11/63	200 bp — Monthly	14,356
	CMBX NA A.6 Index	A/P	88,384	637,000	79,752	5/11/63	200 bp — Monthly	8,879
	CMBX NA A.6 Index	A/P	277,305	1,668,000	208,834	5/11/63	200 bp — Monthly	69,120
	CMBX NA BB.11 Index	BB-/P	167,805	297,000	105,673	11/18/54	500 bp — Monthly	62,421
	CMBX NA BB.12 Index	BB-/P	11,025	21,000	7,050	8/17/61	500 bp — Monthly	3,996
	CMBX NA BB.6 Index	B+/P	419,738	2,926,000	1,467,682	5/11/63	500 bp — Monthly	(1,045,099)
	CMBX NA BB.7 Index	B+/P	136,056	2,666,000	1,187,970	1/17/47	500 bp — Monthly	(1,049,322)
	CMBX NA BBB-.12 Index	BBB-/P	99,392	627,000	132,548	8/17/61	300 bp — Monthly	(32,790)
	CMBX NA BBB-.6 Index	BB/P	480	6,000	1,945	5/11/63	300 bp — Monthly	(1,461)
	CMBX NA BBB-.6 Index	BB/P	22,091	335,000	108,574	5/11/63	300 bp — Monthly	(86,287)
	CMBX NA BBB-.6 Index	BB/P	24,805	377,000	122,186	5/11/63	300 bp — Monthly	(97,161)
	CMBX NA BBB-.6 Index	BB/P	43,570	640,000	207,424	5/11/63	300 bp — Monthly	(163,481)
	CMBX NA BBB-.6 Index	BB/P	642,011	10,082,000	3,267,576	5/11/63	300 bp — Monthly	(2,619,684)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	63,938	478,000	212,997	1/17/47	500 bp — Monthly	(148,594)
	CMBX NA BBB-.6 Index	BB/P	108,504	982,000	318,266	5/11/63	300 bp — Monthly	(209,189)
	CMBX NA BBB-.6 Index	BB/P	251,482	2,276,000	737,652	5/11/63	300 bp — Monthly	(484,842)
	CMBX NA BBB-.6 Index	BB/P	2,334,309	24,843,000	8,051,616	5/11/63	300 bp — Monthly	(5,702,816)
	CMBX NA BBB-.7 Index	BB+/P	27,745	351,000	87,610	1/17/47	300 bp — Monthly	(59,660)
	CMBX NA BBB-.7 Index	BB+/P	143,170	2,180,000	544,128	1/17/47	300 bp — Monthly	(399,686)
	CMBX NA BBB-.7 Index	BB+/P	326,482	4,417,000	1,102,483	1/17/47	300 bp — Monthly	(773,425)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	1,175	8,000	1,002	5/11/63	200 bp — Monthly	177
	CMBX NA A.6 Index	A/P	2,320	16,000	2,003	5/11/63	200 bp — Monthly	323
	CMBX NA A.6 Index	A/P	17,338	146,000	18,279	5/11/63	200 bp — Monthly	(885)
	CMBX NA BB.6 Index	B+/P	25,015	209,000	104,834	5/11/63	500 bp — Monthly	(79,617)
	CMBX NA BB.6 Index	B+/P	39,738	340,000	170,544	5/11/63	500 bp — Monthly	(130,476)
	CMBX NA BB.6 Index	B+/P	78,625	680,000	341,088	5/11/63	500 bp — Monthly	(261,802)
	CMBX NA BB.9 Index	B+/P	10,109	25,000	11,083	9/17/58	500 bp — Monthly	(949)
	CMBX NA BBB-.13 Index	BBB-/P	29,127	184,000	31,519	12/16/72	300 bp — Monthly	(2,285)
	CMBX NA BBB-.13 Index	BBB-/P	34,871	206,000	35,288	12/16/72	300 bp — Monthly	(297)
	CMBX NA BBB-.13 Index	BBB-/P	35,263	206,000	35,288	12/16/72	300 bp — Monthly	95
	CMBX NA BBB-.13 Index	BBB-/P	33,222	212,000	36,316	12/16/72	300 bp — Monthly	(2,970)
	CMBX NA BBB-.6 Index	BB/P	74	1,000	324	5/11/63	300 bp — Monthly	(250)
	CMBX NA BBB-.6 Index	BB/P	73	1,000	324	5/11/63	300 bp — Monthly	(250)
	CMBX NA BBB-.6 Index	BB/P	228	3,000	972	5/11/63	300 bp — Monthly	(743)
	CMBX NA BBB-.6 Index	BB/P	401	5,000	1,621	5/11/63	300 bp — Monthly	(1,217)
	CMBX NA BBB-.6 Index	BB/P	657	13,000	4,213	5/11/63	300 bp — Monthly	(3,549)
	CMBX NA BBB-.6 Index	BB/P	1,187	15,000	4,862	5/11/63	300 bp — Monthly	(3,666)
	CMBX NA BBB-.6 Index	BB/P	2,942	35,000	11,344	5/11/63	300 bp — Monthly	(8,381)
	CMBX NA BBB-.6 Index	BB/P	14,630	88,000	28,521	5/11/63	300 bp — Monthly	(13,839)
	CMBX NA BBB-.6 Index	BB/P	11,844	89,000	28,845	5/11/63	300 bp — Monthly	(16,949)
	CMBX NA BBB-.6 Index	BB/P	11,917	89,000	28,845	5/11/63	300 bp — Monthly	(16,876)
	CMBX NA BBB-.6 Index	BB/P	10,089	114,000	36,947	5/11/63	300 bp — Monthly	(26,792)
	CMBX NA BBB-.6 Index	BB/P	20,235	183,000	59,310	5/11/63	300 bp — Monthly	(38,968)
	CMBX NA BBB-.6 Index	BB/P	25,594	188,000	60,931	5/11/63	300 bp — Monthly	(35,227)
	CMBX NA BBB-.6 Index	BB/P	9,360	192,000	62,227	5/11/63	300 bp — Monthly	(52,755)
	CMBX NA BBB-.6 Index	BB/P	21,361	203,000	65,792	5/11/63	300 bp — Monthly	(44,312)
	CMBX NA BBB-.6 Index	BB/P	17,848	206,000	66,765	5/11/63	300 bp — Monthly	(48,796)
	CMBX NA BBB-.6 Index	BB/P	26,299	216,000	70,006	5/11/63	300 bp — Monthly	(43,581)
	CMBX NA BBB-.6 Index	BB/P	24,541	223,000	72,274	5/11/63	300 bp — Monthly	(47,604)
	CMBX NA BBB-.6 Index	BB/P	25,154	225,000	72,923	5/11/63	300 bp — Monthly	(47,637)
	CMBX NA BBB-.6 Index	BB/P	27,421	245,000	79,405	5/11/63	300 bp — Monthly	(51,841)
	CMBX NA BBB-.6 Index	BB/P	13,938	269,000	87,183	5/11/63	300 bp — Monthly	(73,088)
	CMBX NA BBB-.6 Index	BB/P	24,979	296,000	95,934	5/11/63	300 bp — Monthly	(70,782)
	CMBX NA BBB-.6 Index	BB/P	26,076	309,000	100,147	5/11/63	300 bp — Monthly	(73,891)
	CMBX NA BBB-.6 Index	BB/P	18,186	355,000	115,056	5/11/63	300 bp — Monthly	(96,662)
	CMBX NA BBB-.6 Index	BB/P	58,232	389,000	126,075	5/11/63	300 bp — Monthly	(67,616)
	CMBX NA BBB-.6 Index	BB/P	57,641	392,000	127,047	5/11/63	300 bp — Monthly	(69,178)
	CMBX NA BBB-.6 Index	BB/P	44,904	403,000	130,612	5/11/63	300 bp — Monthly	(85,473)
	CMBX NA BBB-.6 Index	BB/P	34,559	417,000	135,150	5/11/63	300 bp — Monthly	(100,347)
	CMBX NA BBB-.6 Index	BB/P	45,228	418,000	135,474	5/11/63	300 bp — Monthly	(90,002)
	CMBX NA BBB-.6 Index	BB/P	45,403	418,000	135,474	5/11/63	300 bp — Monthly	(89,827)
	CMBX NA BBB-.6 Index	BB/P	23,107	443,000	143,576	5/11/63	300 bp — Monthly	(120,211)
	CMBX NA BBB-.6 Index	BB/P	51,553	462,000	149,734	5/11/63	300 bp — Monthly	(97,912)
	CMBX NA BBB-.6 Index	BB/P	51,553	462,000	149,734	5/11/63	300 bp — Monthly	(97,912)
	CMBX NA BBB-.6 Index	BB/P	73,722	531,000	172,097	5/11/63	300 bp — Monthly	(98,065)
	CMBX NA BBB-.6 Index	BB/P	48,875	566,000	183,441	5/11/63	300 bp — Monthly	(134,236)
	CMBX NA BBB-.6 Index	BB/P	86,808	576,000	186,682	5/11/63	300 bp — Monthly	(99,537)
	CMBX NA BBB-.6 Index	BB/P	59,933	597,000	193,488	5/11/63	300 bp — Monthly	(133,206)
	CMBX NA BBB-.6 Index	BB/P	31,646	638,000	206,776	5/11/63	300 bp — Monthly	(174,757)
	CMBX NA BBB-.6 Index	BB/P	76,544	707,000	229,139	5/11/63	300 bp — Monthly	(152,183)
	CMBX NA BBB-.6 Index	BB/P	69,759	928,000	300,765	5/11/63	300 bp — Monthly	(230,465)
	CMBX NA BBB-.6 Index	BB/P	134,739	961,000	311,460	5/11/63	300 bp — Monthly	(176,160)
	CMBX NA BBB-.6 Index	BB/P	118,398	1,074,000	348,083	5/11/63	300 bp — Monthly	(229,059)
	CMBX NA BBB-.6 Index	BB/P	124,607	1,193,000	386,651	5/11/63	300 bp — Monthly	(261,348)
	CMBX NA BBB-.6 Index	BB/P	184,707	1,551,000	502,679	5/11/63	300 bp — Monthly	(317,068)
	CMBX NA BBB-.6 Index	BB/P	93,617	1,935,000	627,134	5/11/63	300 bp — Monthly	(532,388)
	CMBX NA BBB-.6 Index	BB/P	320,704	2,144,000	694,870	5/11/63	300 bp — Monthly	(372,915)
	CMBX NA BBB-.7 Index	BB+/P	46,909	673,000	167,981	1/17/47	300 bp — Monthly	(120,680)
	CMBX NA BBB-.7 Index	BB+/P	107,990	1,461,000	364,666	1/17/47	300 bp — Monthly	(255,824)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	4,031	30,000	3,756	5/11/63	200 bp — Monthly	287
	CMBX NA A.6 Index	A/P	4,340	31,000	3,881	5/11/63	200 bp — Monthly	471
	CMBX NA BB.10 Index	BB-/P	50,149	625,000	282,188	5/11/63	500 bp — Monthly	(231,431)
	CMBX NA BB.6 Index	B+/P	26,255	51,000	25,582	5/11/63	500 bp — Monthly	723
	CMBX NA BBB-.13 Index	BBB-/P	28,187	140,000	23,982	12/16/72	300 bp — Monthly	4,286
	CMBX NA BBB-.13 Index	BBB-/P	28,481	181,000	31,005	12/16/72	300 bp — Monthly	(2,419)
	CMBX NA BBB-.13 Index	BBB-/P	47,535	261,000	44,709	12/16/72	300 bp — Monthly	2,978
	CMBX NA BBB-.13 Index	BBB-/P	57,241	286,000	48,992	12/16/72	300 bp — Monthly	8,416
	CMBX NA BBB-.6 Index	BB/P	13,168,540	41,190,000	13,349,679	5/11/63	300 bp — Monthly	(157,112)
	Merrill Lynch International
	CMBX NA BB.6 Index	B+/P	53,337	477,000	239,263	5/11/63	500 bp — Monthly	(185,462)
	CMBX NA BBB-.6 Index	BB/P	74	1,000	324	5/11/63	300 bp — Monthly	(250)
	CMBX NA BBB-.6 Index	BB/P	215	3,000	972	5/11/63	300 bp — Monthly	(755)
	CMBX NA BBB-.6 Index	BB/P	365	5,000	1,621	5/11/63	300 bp — Monthly	(1,253)
	CMBX NA BBB-.6 Index	BB/P	7,328	114,000	36,947	5/11/63	300 bp — Monthly	(29,553)
	CMBX NA BBB-.6 Index	BB/P	10,215	116,000	37,596	5/11/63	300 bp — Monthly	(27,313)
	CMBX NA BBB-.6 Index	BB/P	35,738	395,000	128,020	5/11/63	300 bp — Monthly	(92,051)
	CMBX NA BBB-.6 Index	BB/P	35,163	461,000	149,410	5/11/63	300 bp — Monthly	(113,978)
	CMBX NA BBB-.6 Index	BB/P	329,304	3,688,000	1,195,281	5/11/63	300 bp — Monthly	(863,825)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(46)	6,000	751	5/11/63	200 bp — Monthly	(795)
	CMBX NA A.6 Index	A/P	39,688	254,000	31,801	5/11/63	200 bp — Monthly	7,985
	CMBX NA BB.6 Index	B+/P	101,667	414,000	207,662	5/11/63	500 bp — Monthly	(105,593)
	CMBX NA BB.6 Index	B+/P	173,227	703,000	352,625	5/11/63	500 bp — Monthly	(178,714)
	CMBX NA BBB-.13 Index	BBB-/P	13,609	67,000	11,477	12/16/72	300 bp — Monthly	2,171
	CMBX NA BBB-.13 Index	BBB-/P	27,073	144,000	24,667	12/16/72	300 bp — Monthly	2,490
	CMBX NA BBB-.13 Index	BBB-/P	33,518	205,000	35,117	12/16/72	300 bp — Monthly	(1,479)
	CMBX NA BBB-.13 Index	BBB-/P	33,359	212,000	36,316	12/16/72	300 bp — Monthly	(2,833)
	CMBX NA BBB-.13 Index	BBB-/P	55,274	351,000	60,126	12/16/72	300 bp — Monthly	(4,647)
	CMBX NA BBB-.13 Index	BBB-/P	165,280	839,000	143,721	12/16/72	300 bp — Monthly	22,049
	CMBX NA BBB-.6 Index	BB/P	147	2,000	648	5/11/63	300 bp — Monthly	(500)
	CMBX NA BBB-.6 Index	BB/P	1,202	15,000	4,862	5/11/63	300 bp — Monthly	(3,650)
	CMBX NA BBB-.6 Index	BB/P	20,598	312,000	101,119	5/11/63	300 bp — Monthly	(80,339)
	CMBX NA BBB-.6 Index	BB/P	20,812	317,000	102,740	5/11/63	300 bp — Monthly	(81,742)
	CMBX NA BBB-.6 Index	BB/P	382,260	1,108,000	359,103	5/11/63	300 bp — Monthly	23,804
	CMBX NA BBB-.6 Index	BB/P	1,319,952	19,924,000	6,457,368	5/11/63	300 bp — Monthly	(5,125,788)

Upfront premium received			24,589,897		Unrealized appreciation			286,829

Upfront premium (paid)			(46)		Unrealized (depreciation)			(26,044,855)

	Total		$24,589,851				Total	$(25,758,026)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(30,474)	$292,000	$131,838	11/17/59	(500 bp) — Monthly	$101,080
	CMBX NA BB.10 Index	(26,425)	241,000	108,812	11/17/59	(500 bp) — Monthly	82,152
	CMBX NA BB.11 Index	(113,495)	876,000	311,681	11/18/54	(500 bp) — Monthly	197,334
	CMBX NA BB.11 Index	(28,279)	300,000	106,740	11/18/54	(500 bp) — Monthly	78,170
	CMBX NA BB.11 Index	(20,651)	286,000	101,759	11/18/54	(500 bp) — Monthly	80,829
	CMBX NA BB.11 Index	(10,064)	194,000	69,025	11/18/54	(500 bp) — Monthly	58,773
	CMBX NA BB.11 Index	(9,895)	194,000	69,025	11/18/54	(500 bp) — Monthly	58,941
	CMBX NA BB.11 Index	(10,655)	155,000	55,149	11/18/54	(500 bp) — Monthly	44,343
	CMBX NA BB.12 Index	(29,363)	90,000	30,213	8/17/61	(500 bp) — Monthly	788
	CMBX NA BB.8 Index	(17,507)	141,000	70,838	10/17/57	(500 bp) — Monthly	53,194
	CMBX NA BB.9 Index	(164,016)	1,589,000	704,404	9/17/58	(500 bp) — Monthly	538,843
	CMBX NA BB.9 Index	(39,744)	616,000	273,073	9/17/58	(500 bp) — Monthly	232,730
	CMBX NA BB.9 Index	(16,453)	255,000	113,042	9/17/58	(500 bp) — Monthly	96,341
	CMBX NA BB.9 Index	(7,301)	186,000	82,454	9/17/58	(500 bp) — Monthly	74,972
	CMBX NA BB.9 Index	(5,365)	148,000	65,608	9/17/58	(500 bp) — Monthly	60,099
	CMBX NA BB.9 Index	(1,935)	48,000	21,278	9/17/58	(500 bp) — Monthly	19,297
	CMBX NA BBB-.10 Index	(112,583)	485,000	111,696	11/17/59	(300 bp) — Monthly	(1,170)
	CMBX NA BBB-.10 Index	(82,547)	346,000	79,684	11/17/59	(300 bp) — Monthly	(3,065)
	CMBX NA BBB-.10 Index	(53,699)	246,000	56,654	11/17/59	(300 bp) — Monthly	2,811
	CMBX NA BBB-.10 Index	(46,791)	215,000	49,515	11/17/59	(300 bp) — Monthly	2,598
	CMBX NA BBB-.10 Index	(38,387)	156,000	35,927	11/17/59	(300 bp) — Monthly	(2,551)
	CMBX NA BBB-.12 Index	(21,613)	106,000	22,408	8/17/61	(300 bp) — Monthly	734
	CMBX NA BBB-.12 Index	(8,563)	42,000	8,879	8/17/61	(300 bp) — Monthly	291
	CMBX NA BBB-.10 Index	(98,315)	330,000	75,999	11/17/59	(300 bp) — Monthly	(22,508)
	CMBX NA BBB-.11 Index	(133,150)	416,000	85,488	11/18/54	(300 bp) — Monthly	(47,904)
	CMBX NA BBB-.11 Index	(120,521)	376,000	77,268	11/18/54	(300 bp) — Monthly	(43,473)
	CMBX NA BBB-.11 Index	(122,685)	374,000	76,857	11/18/54	(300 bp) — Monthly	(46,047)
	CMBX NA BBB-.11 Index	(61,101)	187,000	38,429	11/18/54	(300 bp) — Monthly	(22,782)
	CMBX NA BBB-.11 Index	(27,229)	185,000	38,018	11/18/54	(300 bp) — Monthly	10,681
	CMBX NA BBB-.11 Index	(27,229)	185,000	38,018	11/18/54	(300 bp) — Monthly	10,681
	CMBX NA BBB-.11 Index	(35,973)	110,000	22,605	11/18/54	(300 bp) — Monthly	(13,432)
	CMBX NA BBB-.12 Index	(211,180)	632,000	133,605	8/17/61	(300 bp) — Monthly	(77,944)
	CMBX NA BBB-.12 Index	(198,250)	564,000	119,230	8/17/61	(300 bp) — Monthly	(79,350)
	CMBX NA BBB-.12 Index	(198,762)	564,000	119,230	8/17/61	(300 bp) — Monthly	(79,861)
	CMBX NA BBB-.12 Index	(191,995)	562,000	118,807	8/17/61	(300 bp) — Monthly	(73,516)
	CMBX NA BBB-.12 Index	(143,904)	414,000	87,520	8/17/61	(300 bp) — Monthly	(56,625)
	CMBX NA BBB-.12 Index	(125,590)	376,000	79,486	8/17/61	(300 bp) — Monthly	(46,323)
	CMBX NA BBB-.12 Index	(33,749)	107,000	22,620	8/17/61	(300 bp) — Monthly	(11,191)
	CMBX NA BBB-.9 Index	(62,697)	265,000	68,715	9/17/58	(300 bp) — Monthly	5,863
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	273,609	11/17/59	(500 bp) — Monthly	192,165
	CMBX NA BB.10 Index	(71,945)	605,000	273,158	11/17/59	(500 bp) — Monthly	200,624
	CMBX NA BB.10 Index	(39,651)	319,000	144,029	11/17/59	(500 bp) — Monthly	104,067
	CMBX NA BB.7 Index	(21,534)	1,220,000	611,952	5/11/63	(500 bp) — Monthly	589,232
	CMBX NA BB.7 Index	(54,048)	293,000	130,561	1/17/47	(500 bp) — Monthly	76,228
	CMBX NA BB.9 Index	(270,967)	2,703,000	1,198,240	9/17/58	(500 bp) — Monthly	924,645
	Goldman Sachs International
	CMBX NA BB.6 Index	(13,197)	129,000	64,706	5/11/63	(500 bp) — Monthly	51,384
	CMBX NA BB.7 Index	(71,729)	474,000	211,214	1/17/47	(500 bp) — Monthly	139,024
	CMBX NA BB.12 Index	(41,375)	113,000	37,934	8/17/61	(500 bp) — Monthly	(3,551)
	CMBX NA BB.6 Index	(27,101)	219,000	109,850	5/11/63	(500 bp) — Monthly	82,536
	CMBX NA BB.7 Index	(84,052)	513,000	228,593	1/17/47	(500 bp) — Monthly	144,042
	CMBX NA BB.7 Index	(57,666)	284,000	126,550	1/17/47	(500 bp) — Monthly	68,608
	CMBX NA BB.7 Index	(31,785)	188,000	83,773	1/17/47	(500 bp) — Monthly	51,805
	CMBX NA BB.7 Index	(31,765)	174,000	77,534	1/17/47	(500 bp) — Monthly	45,600
	CMBX NA BB.8 Index	(5,212)	46,000	23,110	10/17/57	(500 bp) — Monthly	17,854
	CMBX NA BB.9 Index	(5,864)	151,000	66,938	9/17/58	(500 bp) — Monthly	60,927
	CMBX NA BB.9 Index	(18,626)	117,000	51,866	9/17/58	(500 bp) — Monthly	33,127
	CMBX NA BB.9 Index	(8,945)	56,000	24,825	9/17/58	(500 bp) — Monthly	15,826
	CMBX NA BB.9 Index	(8,847)	56,000	24,825	9/17/58	(500 bp) — Monthly	15,923
	CMBX NA BBB-.10 Index	(22,310)	102,000	23,491	11/17/59	(300 bp) — Monthly	1,121
	CMBX NA BBB-.12 Index	(19,885)	102,000	21,563	8/17/61	(300 bp) — Monthly	1,618
	CMBX NA BBB-.12 Index	(103,342)	306,000	64,688	8/17/61	(300 bp) — Monthly	(38,832)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(725,909)	1,331,000	473,570	11/18/54	(500 bp) — Monthly	(253,633)
	CMBX NA BB.12 Index	(378,410)	689,000	231,297	8/17/61	(500 bp) — Monthly	(147,783)
	CMBX NA BB.17 Index	(1,383,276)	2,825,000	1,258,820	1/17/47	(500 bp) — Monthly	(127,203)
	CMBX NA BB.8 Index	(107,551)	217,000	109,021	10/17/57	(500 bp) — Monthly	1,259
	CMBX NA BB.9 Index	(169,018)	342,000	151,609	9/17/58	(500 bp) — Monthly	(17,742)
	CMBX NA BBB-.12 Index	(35,942)	155,000	32,767	8/17/61	(300 bp) — Monthly	(3,266)
	CMBX NA BBB-.12 Index	(20,185)	99,000	20,929	8/17/61	(300 bp) — Monthly	686
	CMBX NA BBB-.10 Index	(59,441)	211,000	48,593	11/17/59	(300 bp) — Monthly	(10,971)
	CMBX NA BBB-.10 Index	(32,176)	108,000	24,872	11/17/59	(300 bp) — Monthly	(7,366)
	CMBX NA BBB-.11 Index	(112,834)	359,000	73,775	11/18/54	(300 bp) — Monthly	(39,269)
	CMBX NA BBB-.11 Index	(115,736)	359,000	73,775	11/18/54	(300 bp) — Monthly	(42,171)
	CMBX NA BBB-.11 Index	(56,260)	179,000	36,785	11/18/54	(300 bp) — Monthly	(19,580)
	CMBX NA BBB-.11 Index	(56,181)	179,000	36,785	11/18/54	(300 bp) — Monthly	(19,501)
	CMBX NA BBB-.12 Index	(73,688)	211,000	44,605	8/17/61	(300 bp) — Monthly	(29,206)
	CMBX NA BBB-.12 Index	(39,816)	120,000	25,368	8/17/61	(300 bp) — Monthly	(14,518)
	CMBX NA BBB-.7 Index	(577,517)	2,460,000	614,016	1/17/47	(300 bp) — Monthly	35,064
	Merrill Lynch International
	CMBX NA BB.10 Index	(33,229)	584,000	263,676	11/17/59	(500 bp) — Monthly	229,879
	CMBX NA BB.11 Index	(273,312)	553,000	196,757	11/18/54	(500 bp) — Monthly	(77,092)
	CMBX NA BB.9 Index	(91,627)	2,352,000	1,042,642	9/17/58	(500 bp) — Monthly	948,728
	CMBX NA BBB-.10 Index	(41,601)	192,000	44,218	11/17/59	(300 bp) — Monthly	2,505
	CMBX NA BBB-.7 Index	(75,310)	919,000	229,382	1/17/47	(300 bp) — Monthly	153,536
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(34,235)	336,000	83,866	1/17/47	(300 bp) — Monthly	49,435
	CMBX NA BB.10 Index	(30,624)	292,000	131,838	11/17/59	(500 bp) — Monthly	100,930
	CMBX NA BB.11 Index	(5,908)	62,000	22,060	11/18/54	(500 bp) — Monthly	16,091
	CMBX NA BB.12 Index	(23,594)	330,000	110,781	8/17/61	(500 bp) — Monthly	86,866
	CMBX NA BB.12 Index	(16,741)	317,000	106,417	8/17/61	(500 bp) — Monthly	89,367
	CMBX NA BB.12 Index	(16,575)	227,000	76,204	8/17/61	(500 bp) — Monthly	59,409
	CMBX NA BB.12 Index	(87,600)	146,000	49,012	8/17/61	(500 bp) — Monthly	(38,730)
	CMBX NA BB.12 Index	(8,184)	116,000	38,941	8/17/61	(500 bp) — Monthly	30,645
	CMBX NA BB.12 Index	(5,718)	70,000	23,499	9/17/58	(500 bp) — Monthly	17,713
	CMBX NA BB.7 Index	(75,213)	374,000	166,654	1/17/47	(500 bp) — Monthly	91,077
	CMBX NA BB.7 Index	(36,252)	188,000	83,773	1/17/47	(500 bp) — Monthly	47,338
	CMBX NA BB.7 Index	(10,105)	54,000	24,062	1/17/47	(500 bp) — Monthly	13,905
	CMBX NA BB.7 Index	(8,476)	42,000	18,715	1/17/47	(500 bp) — Monthly	10,198
	CMBX NA BB.8 Index	(62,786)	127,000	63,805	10/17/57	(500 bp) — Monthly	896
	CMBX NA BB.9 Index	(11,007)	312,000	138,310	9/17/58	(500 bp) — Monthly	126,999
	CMBX NA BB.9 Index	(12,424)	202,000	89,547	9/17/58	(500 bp) — Monthly	76,926
	CMBX NA BB.9 Index	(22,495)	169,000	74,918	9/17/58	(500 bp) — Monthly	52,258
	CMBX NA BB.9 Index	(22,550)	166,000	73,588	9/17/58	(500 bp) — Monthly	50,877
	CMBX NA BB.9 Index	(24,292)	161,000	71,371	9/17/58	(500 bp) — Monthly	46,922
	CMBX NA BB.9 Index	(22,012)	161,000	71,371	9/17/58	(500 bp) — Monthly	49,202
	CMBX NA BB.9 Index	(6,566)	108,000	47,876	9/17/58	(500 bp) — Monthly	41,205
	CMBX NA BB.9 Index	(3,127)	80,000	35,464	9/17/58	(500 bp) — Monthly	32,259
	CMBX NA BB.9 Index	(11,806)	78,000	34,577	9/17/58	(500 bp) — Monthly	22,695
	CMBX NA BB.9 Index	(11,806)	78,000	34,577	9/17/58	(500 bp) — Monthly	22,695
	CMBX NA BB.9 Index	(1,933)	39,000	17,289	9/17/58	(500 bp) — Monthly	15,318
	CMBX NA BBB-.10 Index	(59,128)	250,000	57,575	11/17/59	(300 bp) — Monthly	(1,699)
	CMBX NA BBB-.10 Index	(53,390)	219,000	50,436	11/17/59	(300 bp) — Monthly	(3,082)
	CMBX NA BBB-.10 Index	(26,413)	121,000	27,866	11/17/59	(300 bp) — Monthly	1,383
	CMBX NA BBB-.10 Index	(27,781)	121,000	27,866	11/17/59	(300 bp) — Monthly	15
	CMBX NA BBB-.10 Index	(11,275)	52,000	11,976	11/17/59	(300 bp) — Monthly	670
	CMBX NA BBB-.10 Index	(9,947)	46,000	10,594	11/17/59	(300 bp) — Monthly	620
	CMBX NA BBB-.12 Index	(90,887)	400,000	84,560	8/17/61	(300 bp) — Monthly	(6,560)
	CMBX NA BBB-.12 Index	(32,504)	157,000	33,190	8/17/61	(300 bp) — Monthly	594
	CMBX NA BBB-.11 Index	(128,348)	401,000	82,406	11/18/54	(300 bp) — Monthly	(46,177)
	CMBX NA BBB-.11 Index	(128,348)	401,000	82,406	11/18/54	(300 bp) — Monthly	(46,177)
	CMBX NA BBB-.11 Index	(60,283)	383,000	78,707	11/18/54	(300 bp) — Monthly	18,200
	CMBX NA BBB-.11 Index	(113,622)	359,000	73,775	11/18/54	(300 bp) — Monthly	(40,057)
	CMBX NA BBB-.11 Index	(105,501)	334,000	68,637	11/18/54	(300 bp) — Monthly	(37,059)
	CMBX NA BBB-.11 Index	(55,866)	179,000	36,785	11/18/54	(300 bp) — Monthly	(19,186)
	CMBX NA BBB-.12 Index	(59,488)	179,000	37,841	8/17/61	(300 bp) — Monthly	(21,752)
	CMBX NA BBB-.12 Index	(28,130)	91,000	19,237	8/17/61	(300 bp) — Monthly	(8,946)
	CMBX NA BBB-.7 Index	(30,224)	476,000	118,810	1/17/47	(300 bp) — Monthly	88,314

	Upfront premium received	—			Unrealized appreciation		7,260,580

	Upfront premium (paid)	(9,831,019)			Unrealized (depreciation)		(1,748,851)

	Total	$(9,831,019)				Total	$5,511,729
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through October 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $488,491,648.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $12,666, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/20
Short-term investments
	Putnam Short Term Investment Fund**	$21,644,013	$34,112,704	$36,509,817	$13,756	$19,246,900

	Total Short-term investments	$21,644,013	$34,112,704	$36,509,817	$13,756	$19,246,900
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,487,000.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $33,647,609.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,718,371.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $374,406,876 to cover certain derivative contracts, delayed delivery securities and settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	90.4%
	Indonesia	1.0
	Ivory Coast	0.9
	Dominican Republic	0.8
	Senegal	0.8
	Brazil	0.6
	Egypt	0.6
	Argentina	0.5
	Canada	0.5
	Russia	0.5
	Other	3.4

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $33,024,422 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $33,647,609 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$590	$—	$—
Consumer cyclicals	155,825	9,296	—
Energy	—	16	—
Health care	5,211	—	—
Utilities and power	—	23,180	—

Total common stocks	161,626	32,492	—
Asset-backed securities	—	4,998,172	—
Convertible bonds and notes	—	34,296,557	—
Corporate bonds and notes	—	120,568,335	205
Foreign government and agency bonds and notes	—	60,931,263	—
Mortgage-backed securities	—	213,969,006	—
Preferred stocks	—	418,661	—
Purchased options outstanding	—	3,372,979	—
Purchased swap options outstanding	—	22,781,099	—
Senior loans	—	15,648,657	—
U.S. government and agency mortgage obligations	—	434,740,424	—
U.S. treasury obligations	—	2,420,124	—
Short-term investments	23,829,900	40,207,973	—

Totals by level	$23,991,526	$954,385,742	$205
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,185,407	$—
Futures contracts	(30,876)	—	—
Written options outstanding	—	(1,677,817)	—
Written swap options outstanding	—	(19,944,971)	—
Forward premium swap option contracts	—	4,446,862	—
TBA sale commitments	—	(233,317,144)	—
Interest rate swap contracts	—	(2,398,553)	—
Total return swap contracts	—	(5,776,601)	—
Credit default contracts	—	(35,005,129)	—

Totals by level	$(30,876)	$(292,487,946)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$338,000,000
Purchased currency option contracts (contract amount)	$244,600,000
Purchased swap option contracts (contract amount)	$1,368,600,000
Written TBA commitment option contracts (contract amount)	$358,000,000
Written currency option contracts (contract amount)	$222,400,000
Written swap option contracts (contract amount)	$1,192,200,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$354,300,000
Centrally cleared interest rate swap contracts (notional)	$1,883,700,000
OTC total return swap contracts (notional)	$61,400,000
Centrally cleared total return swap contracts (notional)	$333,000,000
OTC credit default contracts (notional)	$202,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com